UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments March 31, 2009 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF		MATURITY
THOUSANDS		PURCHASE		DATE	VALUE
	COMMERCIAL PAPER (45.4%)
	Asset-Backed - Diversified (2.9%)
$4,000	Ranger Funding Co., LLC (a)	0.70 - 0.73%		5/18/09-6/08/09	$3,995,414
2,000	Thunder Bay Funding, LLC (a)	0.50		04/17/09	1,999,556
					5,994,970
	Asset-Backed - Consumer Diversified (11.2%)
9,000	Enterprise Funding Co., LLC (a)	0.70		05/18/09	8,991,775
9,000	Park Avenue Receivables Corp., LLC (a)	0.55		05/11/09	8,994,500
3,000	Sheffield Receivables Corp. (a)	0.63		05/26/09	2,997,135
2,000	Windmill Funding Corp. (a)	0.75		04/13/09	1,999,500
					22,982,910
	Asset-Backed - Consumer Loans (10.4%)
3,500	Amsterdam Funding Corp. (a)	0.75		04/20/09	3,498,615
9,000	Jupiter Securitization Co., LLC (a)	0.55		05/11/09	8,994,500
9,000	Yorktown Capital, LLC (a)	0.70		05/18/09	8,991,775
					21,484,890
	Asset-Backed - Corporate (4.9%)
10,000	Atlantis One Funding Corp. (a)	0.75		05/04/09-05/22/09	9,991,250

	International Banks (16.0%)
5,000	Bank of Nova Scotia	0.48		05/18/09	4,996,867
5,000	Calyon North America, Inc.	0.60		04/15/09	4,998,833
5,000	Danske Corp. (a)	0.49		04/30/09	4,998,026
5,000	Intesa Funding, LLC	0.71		06/03/09	4,993,788
9,000	Rabobank (U.S.) Financial Corp.	0.65-0.70		06/15/09-07/01/09	8,985,951
4,000	Societe Generale N.A., Inc.	0.78		04/28/09	3,997,660
					32,971,125
	TOTAL COMMERCIAL PAPER (Cost $93,425,145)				93,425,145

	REPURCHASE AGREEMENTS (52.2%)
35,000	Banc of America Securities (dated 03/31/09; proceeds $35,000,117); fully collateralized by Federal National Mortgage Assoc., 6.00%, due 05/15/11; valued at $35,700,840.				35,000,000
27,435	Barclays Capital LLC (dated 03/31/09; proceeds $27,435,229); fully collateralized by Government National Mortgage Assoc., 4.50%, due 05/15/39; valued at $28,258,051.				27,435,000
45,000	BNP Paribas Securities (dated 03/31/09; proceeds $45,000,263); fully collateralized by Federal National Mortgage Assoc., 5.50%-6.00%, due 04/01/33-08/01/48; Federal Home Loan Mortgage Corp, 4.50%-6.00%, due 03/01/19-05/01/39; valued at $46,350,000.				45,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $107,435,000)				107,435,000

	FLOATING RATE NOTES (2.4%)
	International Banks
1,000	Bank of Nova Scotia	1.64	(b)	05/06/09 (c)	1,000,000
4,000	Barclays Bank PLC	1.06 - 1.73	(b)	04/14/09-07/20/09 (c)	4,000,000

	TOTAL FLOATING RATE NOTES (Cost $5,000,000)				5,000,000

	TOTAL INVESTMENTS (Cost $205,860,145) (d)			100.0%	205,860,145
	LIABILITIES IN EXCESS OF OTHER ASSETS			(0.0)	(88,351)
	NET ASSETS			100.0%	$205,771,794

(a)	Resale is restricted to qualified institutional investors.
(b)	Rate shown is the rate in effect at March 31, 2009.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Select Dimensions - Money Market Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$205,860,145	—	$205,860,145	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments  March 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Foreign Government & Corporate Bonds (11.8%)
	Argentina (0.0%)
	Foreign Government Obligations
$20	Republic of Argentina (a)(b)	8.28%		12/31/33	$5,446

	Australia (0.1%)
	Other Metals/Minerals
35	Rio Tinto Fin USA Ltd.	6.50		07/15/18	30,682

	Bermuda (0.2%)
	Insurance Brokers/Services
200	Catlin Insurance Co., Ltd. - 144A (d)	7.249	(e)	(f)	54,271

	Brazil (1.4%)
	Foreign Governments & Agencies
200	Banco Nac De Desen Eono - 144A (d)	6.369		06/16/18	191,250
150	Federal Republic of Brazil	6.00		01/17/17	150,375
14	Federal Republic of Brazil	8.00		01/15/18	15,344
10	Federal Republic of Brazil	7.125		01/20/37	10,075
30	Federal Republic of Brazil	11.00		08/17/40	38,250

	Total Brazil				405,294

	Canada (0.7%)
	Financial Conglomerates (0.0%)
10	Brookfield Asset Management Inc.	5.80		04/25/17	6,760

	Integrated Oil (0.0%)
15	Petro - Canada	6.05		05/15/18	12,920

	Oil & Gas Pipelines (0.4%)
120	Kinder Morgan Finance Co.	5.70		01/05/16	101,400

	Other Metals/Minerals (0.2%)
60	Brascan Corp.	7.125		06/15/12	49,834

	Railroads (0.1%)
25	Canadian National Railway	5.55		03/01/19	25,746

	Total Canada				196,660

	Equador (0.1%)
	Foreign Government Obligations
50	Republic of Ecuador - 144A (d) (g) (h)	10.00		08/15/30	15,125

	France (0.6%)
	Electric Utilities (0.2%)
60	Electricite de France S.A. - 144A (d)	6.50		01/26/19	61,920

	Media Conglomerates (0.2%)
65	Vivendi - 144A (d)	6.625		04/04/18	59,689

	Oilfield Services/Equipment (0.1%)
25	CIE Generale de Geophysique S.A.	7.50		05/15/15	19,875

	Telecommunications (0.1%)
25	France Telecom S.A.	8.50		03/01/31	31,608

	Total France				173,092

	Ghana (0.2%)
	Foreign Government Obligations
100	Republic of Ghana - 144A (d)	8.50		10/04/17	61,500

	Indonesia (0.9%)
	Foreign Government Obligations (0.7%)
100	Republic of Indonesia - 144A (d)	11.625		03/04/19	109,250
100	Republic of Indonesia	7.75		01/17/38	77,346
					186,596
	Pulp & Paper (0.2%)
19	Tjiwi Kimia Finance BV - 144A (d)	3.178	(e)	04/28/15	10,269
107	Tjiwi Kimia Finance BV - 144A (d)	3.153	(e)	04/28/18	27,214
264	Tjiwi Kimia Finance BV - 144A (d)	0.00	(e)	04/28/27	14,499
					51,982

	Total Indonesia				238,578

	Israel (0.4%)
	Electrical Products
140	Ormat Funding Corp.	8.25		12/30/20	106,072

	Luxembourg (0.5%)
	Major Telecommunications (0.4%)
65	Telecom Italia Capital SA	4.00		01/15/10	64,023
35	Telecom Italia Capital SA	6.999		06/04/18	31,775
					95,798
	Steel (0.1%)
50	ArcelorMittal	6.125		06/01/18	36,230

	Total Luxembourg				132,028

	Mexico (1.1%)
	Foreign Government Obligations (0.7%)
31	United Mexican States Corp.	8.375		01/14/11	34,147
54	United Mexican States Corp.	5.95		03/19/19	52,920
110	United Mexican States Corp.	6.75		09/27/34	104,148
10	United Mexican States Corp.	6.05		01/11/40	8,600
					199,815
	Oil & Gas Production (0.4%)
110	Pemex Project Funding Master Trust - 144A (d)	2.62	(e)	06/15/10	105,600

	Total Mexico				305,415

	Netherlands (1.2%)
	Electric Utilities (0.3%)
75	E.ON International Finance BV - 144A (d)	5.80		04/30/18	73,901

	Major Telecommunications (0.4%)
25	Deutsche Telekom International Finance Corp. NV	8.75		06/15/30	26,774
70	Telefonica Europe BV	8.25		09/15/30	77,189
					103,963
	Oil - Exploration & Production (0.5%)
200	KazMunaiGaz Finance Sub - 144A (d)	9.125		07/02/18	148,000

	Total Netherlands				325,864

	Peru (0.6%)
	Foreign Government Obligations
40	Republic of Peru	7.125		03/30/19	40,590
10	Republic of Peru	7.35		07/21/25	10,100
135	Republic of Peru	6.55		03/14/37	121,500

	Total Peru				172,190

	Philippines (0.3%)
	Foreign Government Obligations
87	Republic of Philippines	8.875		03/17/15	100,485

	Russia (0.9%)
	Foreign Government Obligations
14	Federal Republic of Russia	8.25		03/31/10	14,686

	90	Federal Republic of Russia	12.75	06/24/28	119,250
	61	Federal Republic of Russia	7.50	03/31/30	58,061
	100	Russian Agricultural Bank - 144A (d)	7.175	05/16/13	82,310

		Total Russia			274,307

		South Africa (0.1%)
		Foreign Government Obligations
	36	Republic of South Africa	7.375	04/25/12	37,260

		Switzerland (0.1%)
		Educational Facility
NGN	5,700	UBS AG Jersey - 144A (d) (i)	0.00	04/09/09	38,592

		Turkey (1.0%)
		Foreign Government Obligations
$87		Republic of Turkey	11.00	01/14/13	98,745
	100	Republic of Turkey	6.75	04/03/18	92,500
	55	Republic of Turkey	11.875	01/15/30	72,875
	15	Republic of Turkey	8.00	02/14/34	13,575
	17	Republic of Turkey	6.875	03/17/36	13,600

		Total Turkey			291,295

		United Kingdom (1.0%)
		Beverages: Alcoholic (0.2%)
	45	Diageo Capital PLC	7.375	01/15/14	49,492

		Cable/Satellite TV (0.5%)
	40	NTL Cable PLC	8.75	04/15/14	38,000
	100	NTL Cable PLC	9.125	08/15/16	93,500
					131,500

		Pharmaceuticals: Major (0.1%)
	40	Astrazeneca PLC	5.90	09/15/17	42,424

		Tobacco (0.1%)
	30	BAT International Finance PLC - 144A (d)	9.50	11/15/18	34,141

		Wireless Telecommunications (0.1%)
	35	Vodafone Group PLC	5.625	02/27/17	34,743

		Total United Kingdom			292,300

		Uruguay (0.0%)
		Foreign Government Obligations
	10	Republic of Uruguay	8.00	11/18/22	9,068

		Venezuela (0.4%)
		Foreign Government Obligations
	80	Republic of Venezuela	10.75	09/19/13	58,200
	70	Republic of Venezuela	8.50	10/08/14	43,400
	45	Republic of Venezuela	9.25	09/15/27	26,325

		Total Venezuela			127,925

		Total Foreign Government & Corporate Bonds (Cost $4,127,905)			3,393,449

		Domestic Corporate Bonds (50.3%)
		Advertising/Marketing Services (0.0%)
	400	Idearc Inc.	8.00	11/15/16	12,500

		Aerospace & Defense (1.1%)
	330	Bombardier Inc - 144A (d)	6.30	05/01/14	234,300
	25	L-3 Communications Corp	5.875	01/15/15	23,312
	56	Systems 2001 Asset Trust - 144A (d)	6.664	09/15/13	52,200
					309,812
		Alternative Power Generation (0.4%)
	115	NRG Energy Inc.	7.375	01/15/17	107,238

	Apparel/Footwear (0.4%)
110	Phillips-Van Heusen Corp.	7.25		02/15/11	106,425

	Apparel/Footwear Retail (0.2%)
50	AmericanStores Co	7.50		05/01/37	50,250

	Auto Parts: O.E.M. (0.1%)
105	ArvinMeritor, Inc.	8.75		03/01/12	38,325

	Automotive Aftermarket (0.1%)
45	KAR Holdings Inc	8.75		05/01/14	24,075

	Beverages: Alcoholic (0.6%)
155	Constellation Brands Inc	7.25		05/15/17	148,025
35	FBG Finance Ltd. - 144A (d)	5.125		06/15/15	29,829
					177,854
	Beverages: Non-Alcoholic (0.2%)
45	Coca-Cola Co. (The)	4.875		03/15/19	45,564

	Biotechnology (0.3%)
85	Amgen Inc	5.70		02/01/19	86,493

	Broadcasting (0.3%)
150	Univision Communications Inc	7.85		07/15/11	96,750

	Cable/Satellite TV (3.2%)
101	CCH I LLC/CCH I Cap Co.	11.00		10/01/15	11,362
70	Comcast Cable Communications, Inc.	5.70		05/15/18	65,771
305	CSC Holdings Inc. (Series B)	8.625		02/15/19	295,087
125	DIRECTV Holdings	7.625		05/15/16	123,125
60	EchoStar DBS Corp.	6.375		10/01/11	58,050
65	Echostar DBS Corp.	6.625		10/01/14	58,337
330	Intelsat Corp. - 144A (d)	9.25		06/15/16	306,900
					918,632
	Casino/Gaming (0.9%)
840	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c) (g) (h)	0.00		03/01/10	0
87	Harrahs Operating Co Inc. - 144A (d)	10.00		12/15/15	27,405
90	Las Vegas Sands Corp.	6.375		02/15/15	42,750
335	MGM Mirage Inc.	6.00		10/01/09	182,575
299	Resort At Summerlin LP/Ras Co. (Series B) (c) (g) (h)	13.00	(j)	12/15/07	0
					252,730
	Chemicals: Major Diversified (0.1%)
35	Dupont (EI) De Nemours	6.00		07/15/18	35,206

	Chemicals: Specialty (0.8%)
240	Innophos, Inc.	8.875		08/15/14	198,000
26	Koppers Industry Inc.	9.875		10/15/13	23,920
					221,920
	Coal (0.4%)
35	Foundation PA Coal Co.	7.25		08/01/14	31,937
90	Massey Energy Co. - 144A (d)	6.875		12/15/13	78,750
					110,687
	Computer Communications (0.2%)
55	Cisco Systems Inc	4.95		02/15/19	54,217
5	Cisco Systems Inc	5.90		02/15/39	4,609
					58,826
	Computer Processing Hardware (0.2%)
45	Hewlett-Packard Co	4.75		06/02/14	45,543

	Construction Materials (0.1%)
20	CRH America Inc	6.00		09/30/16	14,121

	Containers/Packaging (1.7%)
110	Berry Plastics Holding Corp.	8.875		09/15/14	62,150
150	Graphic Packaging International Corp.	9.50		08/15/13	108,000
260	Owens-Illinois, Inc.	7.50		05/15/10	263,900
85	Solo Cup Co	8.50		02/15/14	62,475
					496,525

	Data Processing Services (0.6%)
20	Fiserv Inc.	6.80	11/20/17	18,740
30	Sungard Data Systems Inc. - 144A (d)	10.625	05/15/15	26,400
105	Sungard Data Systems Inc.	9.125	08/15/13	91,875
30	Western Union Co	6.50	02/26/14	30,620
				167,635
	Department Stores (0.1%)
140	Bon-Ton Department Stores Inc. (The)	10.25	03/15/14	24,500

	Discount Stores (0.3%)
20	Walmart Stores	4.25	04/15/13	21,054
45	Walmart Stores	4.125	02/01/19	43,621
15	Walmart Stores	5.80	02/15/18	16,427
				81,102
	Diversified Manufacturing (0.4%)
155	Tyco Electonics Group	5.95	01/15/14	127,183

	Drugstore Chains (0.4%)
81	CVS Lease Pass Through - 144A (d)	6.036	12/10/28	60,675
185	Rite Aid Corp.	8.625	03/01/15	42,550
25	Walgreen Co	5.25	01/15/19	25,121
				128,346
	Education (0.2%)
55	Duke University	5.15	04/01/19	55,277

	Electric Utilities (4.1%)
80	AES Corp. (The)	7.75	03/01/14	72,000
125	AES Corp. (The) - 144A (d)	8.00	06/01/20	101,875
40	AES Corp. (The) - 144A (d)	9.75	04/15/16	37,800
10	Alabama Power	5.80	11/15/13	10,750
20	CenterPoint Energy Resources, Corp.	6.25	02/01/37	13,264
10	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	10,247
50	Detroit Edison Co. (The)	6.125	10/01/10	51,502
20	Edison Mission Energy	7.00	05/15/17	14,700
25	FPL Group Capital Inc.	6.00	03/01/19	25,737
10	Georgia Power Company	6.00	11/01/13	10,849
79	Home City Funding LLC	8.137	10/01/19	65,175
130	Intergen - 144A (d)	9.00	06/30/17	118,300
30	IPALCO Enterprises, Inc.	8.625	11/14/11	28,800
245	Mirant Americas Generation LLC	8.50	10/01/21	182,525
40	Ohio Edison Co.	6.40	07/15/16	38,181
55	Ohio Power Company (Series K)	6.00	06/01/16	52,950
75	Orion Power Holdings Inc	12.00	05/01/10	77,719
5	PacifiCorp	5.50	01/15/19	5,129
40	Progress Energy, Inc.	7.05	03/15/19	40,825
80	Texas Competitive Electric Holding Co. - 144A (d)	10.25	11/01/15	40,400
100	Texas Competitive Electric Holding Co. - 144A (d)	10.25	11/01/15	50,500
50	Texas Eastern Transmission	7.00	07/15/32	45,752
25	Union Electric Co.	6.70	02/01/19	23,855
45	Virginia Electric & Power Co	8.875	11/15/38	55,179
				1,174,014
	Electrical Products (0.3%)
45	Cooper Industries, Inc.	5.25	11/15/12	46,340
25	Emerson Electric Co	4.875	10/15/19	25,329
				71,669
	Electronic Components (0.2%)
75	Flextronics International Ltd	6.50	05/15/13	67,125

	Electronic Distributors (0.6%)
185	Anixter International Inc.	10.00	03/15/14	172,513

	Electronic Equipment/Instruments (0.1%)
25	Xerox Corp.	6.35	05/15/18	18,655

	Electronic Production Equipment (0.1%)
40	KLA Instruments Corp.	6.90	05/01/18	31,668

	Engineering & Construction (0.1%)
45	Edison Mission Energy	7.75	06/15/16	34,425

	Finance - Commercial (0.4%)
185	First Data Corporation	9.875	09/24/15	109,150

	Finance/Rental/Leasing (1.9%)
620	Ford Motor Credit Co LLC.	7.25	10/25/11	441,645
60	SLM Corp.	8.45	06/15/18	32,448
75	United Rentals NA, Inc.	6.50	02/15/12	60,375
				534,468
	Financial Conglomerates (1.2%)
389	GMAC LLC - 144A (d)	6.875	09/15/11	276,571
45	JPMorgan Chase & Co.	6.00	01/15/18	45,531
35	Prudential Financial, Inc.	6.625	12/01/37	18,981
				341,083
	Food Retail (1.4%)
160	Albertson’s, Inc.	7.50	02/15/11	159,400
26	CA FM Lease Trust - 144A (d)	8.50	07/15/17	26,510
144	Delhaize America, Inc.	9.00	04/15/31	153,429
70	Delhaize Group	5.875	02/01/14	70,052
				409,391
	Food: Major Diversified (0.5%)
25	ConAgra Foods, Inc.	7.00	10/01/28	24,239
10	ConAgra Foods, Inc.	8.25	09/15/30	10,721
50	General Mills Inc.	5.65	02/15/19	50,999
50	Kraft Foods Inc.	6.125	08/23/18	50,208
				136,167
	Food: Meat/Fish/Dairy (0.7%)
85	Michael Foods Inc. (Series B)	8.00	11/15/13	76,075
100	Pilgrim’s Pride Corp. (g)(h)	7.625	05/01/15	64,750
85	Smithfield Foods Inc.	7.00	08/01/11	65,875
				206,700
	Foods & Beverages (0.1%)
30	Dr Pepper Snapple Group	6.82	05/01/18	28,361

	Gas Distributors (0.3%)
80	Equitable Resources, Inc.	6.50	04/01/18	70,716
30	NiSource Finance Corp.	6.80	01/15/19	24,149
				94,865
	Home Building (0.1%)
45	Pulte Homes, Inc.	6.375	05/15/33	27,675

	Home Improvement Chains (0.2%)
55	Home Depot Inc.	5.40	03/01/16	49,509

	Hospital/Nursing Management (1.8%)
125	Columbia/HCA Healthcare Corp.	7.69	06/15/25	65,726
110	Community Health Systems	8.875	07/15/15	104,500
125	HCA, Inc	6.25	02/15/13	94,375
95	HCA, Inc.	5.75	03/15/14	62,700
135	Sun Healthcare Group Inc.	9.125	04/15/15	126,900
70	Tenet Healthcare Corp.	9.875	07/01/14	54,950
				509,151
	Household/Personal Care (0.2%)
15	Procter & Gamble Co	4.60	01/15/14	15,892
45	Procter & Gamble Co	4.70	02/15/19	45,479
				61,371
	Industrial Conglomerates (0.6%)
185	General Electric Co.	5.25	12/06/17	171,380
15	Honeywell International, Inc.	5.30	03/01/18	15,358
				186,738
	Industrial Machinery (0.1%)
30	Parker-Hannifin Corp.	5.50	05/15/18	29,373

	Industrial Services (0.1%)
35	Airgas Inc.	7.125	10/01/18	33,687

	Industrial Specialties (0.6%)
20	COX Communications Inc.	8.375	03/01/39	18,814
165	Johnsondiversy, Inc.	9.625	05/15/12	150,150
				168,964

	Insurance Brokers/Services (0.4%)
190	Farmers Exchange Capital - 144A (d)	7.05		07/15/28	115,521

	Integrated Oil (0.3%)
55	Chevron Corp	4.95		03/03/19	56,319
30	ConocoPhillips	5.20		05/15/18	29,751
					86,070
	Investment Banks/Brokers (0.9%)
25	Bear Stearns Companies Inc. (The)	7.25		02/01/18	25,860
125	Goldman Sachs Group Inc. (The)	6.15		04/01/18	114,368
100	Merrill Lynch & Co.	6.11		01/29/37	49,804
40	Merrill Lynch & Co.	6.875		04/25/18	31,332
35	NYSE Euronext	4.80		06/28/13	34,994
					256,358
	Major Banks (0.8%)
10	Bank of America Corp.	5.75		12/01/17	8,411
15	Bank of New York Mellon	4.50		04/01/13	14,878
40	Bank of New York Mellon	5.125		08/27/13	40,980
35	Credit Suisse New York	6.00		02/15/18	30,577
15	Credit Suisse New York	5.125		08/15/15	13,938
90	Wachovia Capital Trust III	5.80		03/15/42	32,411
105	Wells Fargo Company	5.625		12/11/17	95,963
					237,158
	Major Telecommunications (1.4%)
75	AT&T Corp.	8.00		11/15/31	81,685
40	Rogers Communications	6.80		08/15/18	40,048
10	SBC Communications, Inc.	6.15		09/15/34	8,787
45	Sprint Capital Corp.	6.90		05/01/19	31,950
55	Sprint Capital Corp.	8.75		03/15/32	37,125
25	Sprint Capital Corp.	6.00		12/01/16	18,000
35	Verizon Communications	5.50		02/15/18	33,389
125	Verizon Communications	6.35		04/01/19	123,718
30	Verizon Wireless Capital	5.55		02/01/14	30,057
					404,759
	Managed Health Care (0.2%)
50	UnitedHealth Group Inc.	6.00		02/15/18	48,119

	Marine Shipping (0.1%)
30	Union Pacific Corp.	6.125		02/15/20	29,258

	Media Conglomerates (0.6%)
30	News America Inc - 144A (d)	6.90		03/01/19	28,041
70	Time Warner, Inc.	6.75		07/01/18	65,819
35	Time Warner, Inc.	8.75		02/14/19	37,226
5	Time Warner, Inc.	8.25		04/01/19	5,147
30	Time Warner, Inc.	5.875		11/15/16	28,435
30	Viacom, Inc.	6.875		04/30/36	21,943
					186,611
	Medical Specialties (0.5%)
15	Baxter International	5.375		06/01/18	15,447
110	Hospira, Inc.	1.948	(e)	03/30/10	102,621
40	Invacare Corp.	9.75		02/15/15	38,700
					156,768
	Medical/Nursing Services (1.0%)
181	Fresenius Medical Care Capital Trust	7.875		06/15/11	184,168
65	Select Medical Corp	7.625		02/01/15	42,413
130	Select Medical Corp	7.654		09/15/15	70,200
					296,781
	Metal Fabrications (0.1%)
40	Hexcell Corp.	6.75		02/01/15	34,000

	Miscellaneous Commercial Services (0.7%)
55	Iron Mountain Inc.	7.75		01/15/15	54,588
140	Iron Mountain Inc.	8.625		04/01/13	140,700
					195,288
	Motor Vehicles (0.2%)
55	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	49,296
25	Harley-Davidson Funding - 144A (d)	6.80		06/15/18	16,245
					65,541
	Movies/Entertainment (0.1%)
25	AMC Entertainment Inc (Series B)	8.625		08/15/12	24,688

	Multi-Line Insurance (0.4%)
160	AIG SunAmerica Global Financing VI - 144A (d)	6.30	05/10/11	122,024

	Oil - Exploration & Production (0.4%)
70	Forest Oil Corp	7.25	06/15/19	55,650
55	Forest Oil Corp	7.75	05/01/14	49,088
				104,738
	Oil & Gas Pipelines (1.1%)
35	Sonat, Inc.	7.625	07/15/11	33,987
40	Enterprise Products	6.50	01/31/19	36,818
95	Pacific Energy Partners/Finance	7.125	06/15/14	88,103
175	Williams Companies, Inc. (The)	7.875	09/01/21	162,184
				321,092
	Oil & Gas Production (3.9%)
10	Apache Corp	6.90	09/15/18	10,924
110	Chaparral Energy Inc.	8.875	02/01/17	38,500
320	Chesapeake Energy Corp.	7.50	09/15/13	294,400
155	Denbury Resources Inc	9.75	03/01/16	150,350
20	Devon Financing Corp.	7.875	09/30/31	20,490
95	Hilcorp Energy/Finance - 144A (d)	7.75	11/01/15	69,825
115	Newfield Exploration Co	6.625	09/01/14	104,650
80	Petrohawk Energy Corp	10.50	08/01/14	80,000
70	Plains Exploration & Production Co.	7.625	06/01/18	57,050
55	Plains Exploration & Production Co.	7.75	06/15/15	47,575
110	Plains Exploration & Production Co	10.00	03/01/16	104,500
170	Sandrige Energy	8.625	04/01/15	111,350
45	XTO Energy Inc.	5.50	06/15/18	41,871
				1,131,485
	Oil Related (0.1%)
30	Transocean Inc	6.00	03/15/18	28,311

	Oilfield Services/Equipment (0.1%)
30	Weatherford International, Inc.	6.00	03/15/18	24,522

	Other Consumer Services (0.6%)
140	Expedia Inc - 144A (d)	8.50	07/01/16	119,700
80	Ticketmaster Entertainment	10.75	07/28/16	54,800
				174,500
	Packaged Software (0.1%)
40	Oracle Corp.	5.75	04/15/18	41,818

	Pharmaceuticals: Major (1.0%)
40	GlaxoSmithKline Cap Inc.	5.65	05/15/18	41,101
55	Novartis Capital Corp	4.125	02/10/14	56,266
75	Pfizer Inc	6.20	03/15/19	80,078
105	Roche Holdings Inc - 144A (d)	6.00	03/01/19	108,274
5	Wyeth	5.45	04/01/17	5,011
5	Wyeth	5.50	02/15/16	5,093
				295,823
	Pharmaceuticals: Other (0.1%)
40	Axcan Intermediate Holding	12.75	03/01/16	37,500

	Property - Casualty Insurers (0.1%)
25	Ace In A Holdings	5.60	05/15/15	23,337

	Publishing: Books/Magazines (0.1%)
95	Dex Media West/Finance	9.875	08/15/13	19,238

	Pulp & Paper (0.1%)
35	Glatfelter P.H.	7.125	05/01/16	30,013

	Railroads (0.2%)
15	Norfolk Southern Corp	5.75	01/15/16	15,092
30	Union Pacific Corp.	5.45	01/31/13	30,091
				45,183
	Recreational Products (0.6%)
90	Mohegan Tribal Gaming	6.375	07/15/09	74,250
100	Scientific Games Corp.	6.25	12/15/12	88,000
				162,250

	Restaurants (0.7%)
145	Aramark Corp.	8.50	02/01/15	134,125
5	McDonald’s Corp	5.00	02/01/19	5,210
10	Tricon Global Restaurants, Inc.	8.875	04/15/11	10,674
20	YUM! Brands Inc	6.25	03/15/18	18,680
30	YUM! Brands Inc	6.875	11/15/37	24,942
				193,631
	Services To The Health Industry (0.8%)
65	Biomet Inc.	11.625	10/15/17	57,688
75	HealthSouth Corp	10.75	06/15/16	73,875
45	Medco Health Solutions	7.125	03/15/18	44,734
70	Omnicare Inc.	6.75	12/15/13	63,875
				240,172
	Specialty Stores (0.2%)
150	Sonic Automotive, Inc.	8.625	08/15/13	45,000

	Specialty Telecommunications (1.6%)
85	American Tower Corp.	7.125	10/15/12	85,850
90	American Tower Corp.	7.50	05/01/12	90,900
180	Frontier Communications	9.00	08/15/31	124,425
50	Qwest Capital Funding	7.00	08/03/09	50,125
125	Qwest Capital Funding	7.25	02/15/11	120,000
				471,300
	Tobacco (0.5%)
20	Altria Group Inc.	9.25	08/06/19	21,420
45	Philip Morris International Inc.	5.65	05/16/18	44,791
75	Reynolds American Inc.	6.50	07/15/10	75,192
				141,403
	Trucks/Construction/Farm Machinery (0.1%)
15	PACCAR Inc.	6.875	02/15/14	15,638

	Utilities (0.3%)
104	Midwest Generation LLC (Series B)	8.56	01/02/16	96,785

	Water Utilities (0.3%)
100	Nalco Co.	7.75	11/15/11	99,000

	Wireless Telecommunications (0.8%)
35	Crown Castle International Corp	9.00	01/15/15	35,263
50	Nextel Communications	6.875	10/31/13	28,750
180	Wind Acquisition Finance SA - 144A (d)	10.75	12/01/15	179,100
				243,113
	Total Domestic Corporate Bonds (Cost $17,800,167)			14,535,037

	U.S. Government Agencies & Obligations (24.2%)
	Federal Home Loan Mortgage Corp. (2.3%)
360		4.875	06/13/18	399,972
200		6.75	03/15/31	267,630
				667,602
	Federal National Mortgage Assoc. (0.8%)
200		5.00	05/11/17	222,300

	U.S. Treasury Bond (3.4%)
725		5.375	02/15/31	914,293
70		3.50	02/15/39	69,191
				983,484
	U.S. Treasury Note (6.3%)
312		1.50	12/31/13	311,318
1,230		1.75	01/31/14	1,238,749
44		4.75	08/15/17	51,480
181		4.00	08/15/18	201,193
23		2.75	02/15/19	23,133
				1,825,873
	U.S. Treasury Strips (11.4.%)
1,435		0.00	11/15/19	1,006,934
700		0.00	05/15/21	453,238
1,975		0.00	11/15/21	1,250,619
920		0.00	11/15/21	582,567
				3,293,358

	Total U.S. Government Agencies & Obligations (Cost $6,491,637)				6,992,617

	U.S. Government Agencies - Mortgage-Backed Securities (8.7%)
	Federal Home Loan Mortgage Corp. (0.6%)
150		5.00		(k)	154,711

	Federal National Mortgage Assoc. (8.0%)
750		5.00		(k)	774,023
925		5.50		(k)	960,121
250		6.00		(k)	261,133
35		6.50		07/01/29-11/01/33	227,754
35		7.00		02/01/33	37,515
25		7.50		10/01/31	26,778
25		8.00		02/01/12-01/01/31	26,540
					2,313,864
	Government National Mortgage Assoc. (0.1%)
37		7.50		04/15/26-08/15/29	40,090
1		8.00		06/15/26	782
					40,872
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $2,475,581)				2,509,447

	Asset-Backed Securities (0.7%)
	Finance/Rental/Leasing
191	Capital Auto Receivables Asset Trust 2006-2 A3B	0.616	(e)	05/15/11	186,749
20	Specialty Underwriting & Residential Finance 2004-BC2 A2	0.792	(e)	05/25/35	8,269

	Total Asset-Backed Securities (Cost $210,599)				195,018

	Convertible Bonds (0.5%)
	Cable/Satellite TV (0.4%)
130	Charter Communications Inc	10.875		09/15/14	126,750

	Oilfield Services/Equipment (0.1%)
35	Key Energy Group Inc	8.375		12/01/14	22,225

	Total Convertible Bonds (Cost $135,185)				148,975

	Collateralized Mortgage Obligations (0.3%)
	U.S. Government Agencies (0.2%)
	Federal National Mortgage Assoc.
93	IO (c)	6.50		12/01/29	11,838
80	IO (c)	7.00		11/01/19	11,993
92	IO (c)	7.00		12/01/34	12,256
157	IO (c)	8.00		06/01/35	22,520

	Total U.S. Government Agencies				58,607

	Private Issues (0.1%)
134	American Home Mortgage Investment Trust 2006-4 1A3 (c)	0.832	(e)	10/25/46	10,009
401	Greenpoint Mortgage Funding Trust 2006-AR7 M2 (c)	0.952	(e)	12/25/46	1,620
123	Mastr Adjustable Rate Mortgages Trust 2006-OA1 3A3 (c)	2.573	(e)	04/25/46	12,618
117	Structured Asset Mortgage Investments, Inc. 2006-AR6 1A5 (c)	0.802	(e)	07/25/46	13,565

	Total Private Issues				37,812

	Total Collateralized Mortgage Obligations (Cost $569,385)				96,419

NUMBER OF
SHARES
	Common Stocks (0.0%)
	Casino/Gaming (0.0%)
787	Fitzgeralds Gaming Corp. (c)(l)(m)	0

	Electric Utilities (0.0%)
13	PNM Resources Inc. (b)	107

	Food: Specialty/Candy (c) (0.0%)
100	SFAC New Holdings Inc. (n)	0
18	SFFB New Holdings Inc.	0
		0
	Specialty Telecommunications (b)(l) (0.0%)
1,171	Birch Telecom Inc. (c)(o)	12
109	XO Holdings, Inc.	21
		33
	Textiles (0.0%)
11,192	U.S. Leather, Inc. (b)(c)(l)	0

	Wireless Telecommunications (0.0%)
46	USA Mobility, Inc. (b)	424

	Total Common Stocks (Cost $1,904,442)	564

	Preferred Stocks (0.1%)
	Financial Conglomerates
82	Preferred Blocker, Inc (GMAC LLC) 144A (d)
	(Cost $34,389)	16,331

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrants (l) (0.0%)
	Casino/Gaming (0.0%)
9,000	Aladdin Gaming Enterprises, Inc. - 144A (c)(d)	03/01/10	0

	Specialty Telecommunications (b) (0.0%)
219	XO Holdings, Inc. (Series A)	01/15/10	1
164	XO Holdings, Inc. (Series B)	01/16/10	2
164	XO Holdings, Inc. (Series C)	01/16/10	1
			4
	Total Warrants (Cost $249)		4

NUMBER OF
CONTRACTS
	Call Options Purchased (0.1%)
55	2 Year Euro MIDCV Sep/2009 @ 97.75
	(Cost $42,496)	35,063

NUMBER OF
SHARES (000)
	Short-Term Investments (11.9%)
	Investment Company (p) (8.3%)
2,388	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $2,387,838)	2,387,838

PRINCIPAL
AMOUNT IN
THOUSANDS
	U.S. Government Obligations (q) (3.6%)
$1,058	U.S. Treasury Bills (Cost $1,057,793)		1,057,793

	Total Short-Term Investments (Cost $3,445,631)		3,445,631

	Total Investments (Cost $37,237,666) (r) (s)	108.6%	31,368,555
	Total Written Options Outstanding (Premiums received $6,804)	(0.0)	(4,469)
	Liabilities in Excess of Other Assets	(8.6)	(2,486,895)
	Net Assets	100.0%	$28,877,191

IO	Interest Only security.
(a)	Capital appreciation bond.
(b)	Acquired through exchange offer.

(c)

Securities with a total market value equal to $96,431 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available.

(d)	Resale is restricted to qualified institutional investors.
(e)	Floating rate security, rate shown is the rate in effect at March 31, 2009.
(f)	Security issued with perpetual maturity.
(g)	Issuer in bankruptcy.
(h)	Non-income producing security; bond in default.
(i)	Currency index credit linked unsecured note.
(j)	Payment-in-kind security.
(k)	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(l)	Non-income producing security.
(m)	Resale is restricted; acquired (12/22/98) at a cost basis of $3,549.
(n)	Resale is restricted; acquired (06/10/99) at a cost basis of $1.
(o)	Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $573,998.
(p)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(q)	All or a portion of this security has been physically segregated in connection with open futures contracts.
(r)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, forward foreign currency, open futures and swap contracts.
(s)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Currency Abbreviations:
NGN	Nigerian Naira.

Options Written at March 31, 2009:

NUMBER OF		STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE

55	Call Options on 2 Year Euro MIDCV Futures	$98.50	September 2009	$6,804	$4,469

Forward Foreign Currency Contracts Open at March 31, 2009:

CONTRACTS		IN EXCHANGE		DELIVERY	UNREALIZED
TO DELIVER		FOR		DATE	APPRECIATION
EUR	73,000	$99,280		04/09/09	$2,298
$93,506		EUR	73,000	04/09/09	3,476

Net Unrealized Appreciation					$5,774

Currency Abbreviations

EUR                   Euro

Futures Contracts Open at March 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
8	Long	U.S.Treasury Notes 5 Year,
		June 2009	$950,125	$15,137
13	Long	U.S.Treasury Notes 2 Year,
		June 2009	2,832,578	12,617
4	Long	90 Day Euro $ Future
		September 2011	976,400	4,195
4	Long	90 Day Euro $ Future
		June 2011	978,350	4,171
4	Long	90 Day Euro $ Future
		December 2011	974,250	4,033
4	Long	90 Day Euro $ Future
		March 2011	980,300	3,955
13	Short	U.S.Treasury Bonds 20 Year,
		June 2009	(1,686,141)	(3,139)
15	Short	U.S.Treasury Notes 10 Year,
		June 2009	(1,861,172)	(52,789)

		Net Unrealized Depreciation		$(11,820)

Interest Rate Swap Contracts Open at March 31, 2009:

	NOTIONAL	PAYMENTS		PAYMENTS			UNREALIZED
	AMOUNT	RECEIVED		MADE		TERMINATION	APPRECIATION
COUNTERPARTY *	(000’S)	BY FUND		BY FUND		DATE	(DEPRECIATION)
Barclays Bank	$645	Floating Rate 4.141%	#	Fixed Rate 0.00%		November 15, 2019	$(69,237)

Barclays Bank	920	Floating Rate 4.026	#	Fixed Rate 0.00		November 15, 2021	(104,358)

Deutsche Bank AG	750	Floating Rate 4.117	#	Fixed Rate 0.00		November 15, 2021	(72,469)

JPMorgan Chase Bank N.A. New York	535	Floating Rate 4.314	#	Fixed Rate 0.00		November 15, 2019	(53,134)

JPMorgan Chase Bank N.A. New York	700	Floating Rate 3.946	#	Fixed Rate 0.00		May 15, 2021	(81,826)

JPMorgan Chase Bank N.A. New York	1,225	Floating Rate 4.141	#	Fixed Rate 0.00		November 15, 2021	(132,993)

UBS AG	255	Floating Rate 4.526	#	Fixed Rate 0.00		November 15, 2019	(23,834)

Bank of America N.A.	700	Fixed Rate 0.00		Floating Rate 0.816	#	May 15, 2021	2,493

Bank of America N.A.	1,225	Fixed Rate 0.00		Floating Rate 0.816	#	November 15, 2021	4,638

Deutsche Bank AG	750	Fixed Rate 0.00		Floating Rate 0.816	#	November 15, 2021	5,366

	Net Unrealized Depreciation						$(525,354)

#   Floating rate represents USD-3 Months LIBOR.

*   Fund will make payment of $475,043, $412,031, $323,463, $202,414 $306,551, $545,072, $95,443, $221,907, $404,950 and $250,453, respectively, on termination date.

Credit Default Swap Contracts Open at March 31, 2009:

		NOTIONAL			UNREALIZED			CREDIT
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION	UPFRONT		RATING
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)	PAYMENTS	VALUE	OF ISSUER+
								(unaudited)
Bank of America, N.A.
Carnival Corp.	Buy	$115	1.57	March 20, 2018	$6,643	$—	$6,643	BBB+

Goldman Sachs International
Dow Jones Index	Sell	1,400	1.50	December 20, 2012	(3,320)	(47,087)	(50,407)	NR

Total Credit Default Swaps		$1,515			$3,323	$(47,087)	$(43,764)

NR - Not Rated

+ Credit Rating as issued by Standard & Poors.

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$31,333,492	$4,538,357	$26,698,704	$96,431
Other Financial Instruments*	(497,483)	18,774	(516,257)	—
Total	$30,836,009	$4,557,131	$26,182,447	$96,431

* Other financial instruments include futures, forwards, options and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$464,042
Net purchases (sales)	(428,503)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	2,369,795
Realized gains (losses)	(2,308,903)
Ending Balance	$96,431

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2009	$2,892

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Balanced Portfolio

Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (63.6%)
	Aerospace & Defense (0.7%)
6,840	Raytheon Co.	$266,350

	Auto Parts: O.E.M. (0.3%)
5,600	Autoliv, Inc.	103,992

	Beverages: Non-Alcoholic (0.8%)
6,910	Coca-Cola Co. (The)	303,695

	Cable/Satellite TV (1.3%)
35,206	Comcast Corp. (Class A)	480,210

	Chemicals: Major Diversified (1.0%)
7,560	Bayer AG (ADR) (Germany)	361,444

	Computer Communications (1.2%)
24,870	Cisco Systems, Inc. (a)	417,070

	Computer Peripherals (0.2%)
6,600	EMC Corp. (a)	75,240

	Computer Processing Hardware (1.2%)
13,260	Hewlett-Packard Co.	425,116

	Department Stores (0.5%)
18,900	Macy’s, Inc.	168,210

	Discount Stores (1.3%)
8,800	Wal-Mart Stores, Inc.	458,480

	Electric Utilities (3.1%)
22,411	American Electric Power Co., Inc.	566,102
3,690	Entergy Corp.	251,252
8,010	FirstEnergy Corp.	309,186
		1,126,540
	Electronic Equipment/Instruments (0.7%)
15,600	Agilent Technologies, Inc. (a)	239,772

	Electronic Production Equipment (1.0%)
11,500	ASML Holding N.V. (NY Registered Shares) (Netherlands)	201,365
6,906	Lam Research Corp. (a)	157,250
		358,615
	Electronics/Appliances (0.9%)
16,000	Sony Corp. (ADR) (Japan)	330,080

	Financial Conglomerates (3.5%)
45,685	JPMorgan Chase & Co.	1,214,307
18,012	Mizuho Financial Group, Inc. (ADR) (Japan)	70,787
		1,285,094
	Food: Major Diversified (2.1%)
38,130	Unilever N.V. (NY Registered Shares) (Netherlands)	747,348

	Food: Specialty/Candy (1.9%)
22,399	Cadbury PLC (ADR) (United Kingdom)	678,696

	Home Improvement Chains (1.7%)
26,182	Home Depot, Inc. (The)	616,848

	Household/Personal Care (1.4%)
10,080	Estee Lauder Cos, Inc. (The) (Class A)	248,472
5,660	Procter & Gamble Co. (The)	266,529
		515,001

	Industrial Conglomerates (2.3%)
16,000	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	220,800
5,740	Siemens AG (ADR) (Germany)	327,008
14,902	Tyco International Ltd. (Bermuda)	291,483
		839,291
	Insurance Brokers/Services (2.5%)
45,630	Marsh & McLennan Cos, Inc.	924,008

	Integrated Oil (5.1%)
7,200	BP PLC (ADR) (United Kingdom)	288,720
3,780	ConocoPhillips	148,025
8,620	Exxon Mobil Corp.	587,022
6,000	Hess Corp.	325,200
11,640	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	515,652
		1,864,619
	Investment Banks/Brokers (1.0%)
23,292	Schwab (Charles) Corp. (The)	361,026

	Major Banks (1.4%)
17,591	KeyCorp	138,441
8,738	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	42,991
8,288	PNC Financial Services Group	242,756
2,300	Sumitomo Mitsui Financial Group, Inc. (c)	81,134
		505,322
	Major Telecommunications (1.9%)
22,930	Verizon Communications, Inc.	692,486

	Media Conglomerates (3.8%)
7,945	Time Warner Cable	197,031
31,651	Time Warner Inc.	610,871
33,858	Viacom Inc. (Class B) (a)	588,452
		1,396,354
	Medical Distributors (0.5%)
6,300	Cardinal Health, Inc.	198,324

	Medical Specialties (1.6%)
31,190	Boston Scientific Corp. (a)	247,961
10,592	Covidien Ltd. (Bermuda)	352,078
		600,039
	Motor Vehicles (0.3%)
8,602	Harley-Davidson, Inc.	115,181

	Oil & Gas Production (3.4%)
10,200	Anadarko Petroleum Corp.	396,678
4,900	Devon Energy Corp.	218,981
11,110	Occidental Petroleum Corp.	618,272
		1,233,931
	Oilfield Services/Equipment (0.8%)
7,200	Schlumberger Ltd. (Netherlands Antilles)	292,464

	Other Consumer Services (1.3%)
37,500	eBay Inc. (a)	471,000

	Packaged Software (0.2%)
4,956	Symantec Corp. (a)	74,043

	Personnel Services (0.8%)
4,634	Manpower, Inc.	146,110
7,300	Robert Half International, Inc.	130,159
		276,269
	Pharmaceuticals: Major (5.1%)
7,870	Abbott Laboratories	375,399
25,090	Bristol-Myers Squibb Co.	549,973
13,260	Roche Holdings Ltd. (ADR) (Switzerland)	455,945
19,550	Schering-Plough Corp.	460,403
		1,841,720
	Precious Metals (2.1%)
6,500	Freeport-McMoRan Copper & Gold, Inc.	247,715
11,750	Newmont Mining Corp.	525,930
		773,645

	Property - Casualty Insurers (2.8%)
11,322	Chubb Corp. (The)			479,147
13,621	St. Paul Travelers Cos., Inc. (The)			553,557
				1,032,704
	Restaurants (0.5%)
17,800	Starbucks Corp. (a)			197,758

	Semiconductors (0.8%)
19,819	Intel Corp.			298,276

	Tobacco (0.6%)
5,980	Philip Morris International Inc.			212,763

	TOTAL COMMON STOCKS (Cost $30,081,961)			23,159,024

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	CORPORATE BONDS (11.8%)
	Accident & Health Insurance (0.0%)
$20	Traveler Cos., Inc. (The)	5.80%	05/15/18	19,439

	Aerospace & Defense (0.1%)
15	Boeing Inc.	6.00	03/15/19	15,435
33	Systems 2001 Asset Trust - 144A (Cayman Islands) (b)	6.664	09/15/13	31,320
				46,755
	Agricultural Commodities/Milling (0.1%)
20	Archer-Daniels-Midland Co.	5.45	03/15/18	20,048

	Beverages: Alcoholic (0.1%)
20	Diageo Capital PLC (United Kingdom)	5.75	10/23/17	20,422
5	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	5,499
30	FBG Finance Ltd. - 144A (Australia) (b)	5.125	06/15/15	25,567
				51,488
	Beverages: Non-Alcoholic (0.1%)
25	Coca-Cola Co. (The)	4.875	03/15/19	25,314

	Biotechnology (0.2%)
15	Amgen Inc.	5.70	02/01/19	15,263
30	Amgen Inc.	5.85	06/01/17	30,770
20	Biogen Idec Inc.	6.875	03/01/18	19,053
				65,086
	Brewery (0.1%)
25	Anheuser-Busch InBev Worldwide Inc. - 144A (b)	7.20	01/15/14	26,223

	Cable/Satellite TV (0.2%)
25	Comcast Corp.	5.70	05/15/18	23,490
40	Comcast Corp.	6.50	01/15/17	39,656
				63,146
	Chemicals: Agricultural (0.0%)
10	Monsanto Co.	5.125	04/15/18	10,115

	Chemicals: Major Diversified (0.1%)
20	E.I. du Pont de Nemours & Co.	6.00	07/15/18	20,118

	Computer Communications (0.1%)
25	Cisco Systems, Inc.	4.95	02/15/19	24,644
5	Cisco Systems, Inc.	5.90	02/15/39	4,609
				29,253
	Computer Processing Hardware (0.1%)
20	Hewlett-Packard Co.	4.75	06/02/14	20,242
10	Hewlett-Packard Co.	5.50	03/01/18	10,272
				30,514
	Data Processing Services (0.0%)
15	Western Union Co.	6.50	02/26/14	15,309

	Department Stores (0.2%)
95	General Electric Capital Corp.	5.625	05/01/18	82,745

	Discount Stores (0.2%)
25	Wal-Mart Stores, Inc.	4.125	02/01/19	24,234
40	Wal-Mart Stores, Inc.	4.25	04/15/13	42,108
				66,342
	Diversified Manufacturing (0.2%)
75	Tyco Electronic Group S.A. (Luxembourg)	5.95	01/15/14	61,540

	Drugstore Chains (0.2%)
5	CVS Caremark Corp.	5.75	06/01/17	4,884
5	CVS Caremark Corp.	5.75	08/15/11	5,247
43	CVS Pass-Through Trust - 144A (b)	6.036	12/10/28	32,122
20	Walgreen Co.	5.25	01/15/19	20,097
				62,350
	Electric Utilities (1.1%)
10	Alabama Power Co.	5.80	11/15/13	10,750
25	Carolina Power & Light Co.	5.125	09/15/13	26,081
20	CenterPoint Energy Resources, Corp.	6.25	02/01/37	13,264
10	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	10,247
20	Detroit Edison Co. (The)	6.125	10/01/10	20,601
35	E.ON International Finance BV - 144A (Netherlands) (b)	5.80	04/30/18	34,487
35	Electricite de France (EDF) - 144A (France) (b)	6.50	01/26/19	36,120
20	FPL Group Capital Inc.	6.00	03/01/19	20,508
10	Georgia Power Co.	6.00	11/01/13	10,849
25	Ohio Edison Co.	6.40	07/15/16	23,863
20	Ohio Power Co. (Series K)	6.00	06/01/16	19,255
10	PacifiCorp	5.50	01/15/19	10,257
20	PECO Energy Co.	5.35	03/01/18	19,432
20	PPL Energy Supply LLC	6.30	07/15/13	20,032
20	Public Service Co. of Colorado	6.50	08/01/38	21,530
15	Public Service Electric & Gas Co. (Series B)	5.00	01/01/13	15,279
20	Texas Eastern Transmission LP	7.00	07/15/32	18,301
15	Union Electric Co.	6.70	02/01/19	14,313
35	Virginia Electric & Power Co.	8.875	11/15/38	42,917
				388,086
	Electrical Products (0.1%)
25	Cooper US, Inc.	5.25	11/15/12	25,745
15	Emerson Electric Co.	4.875	10/15/19	15,197
				40,942
	Electronic Components (0.1%)
25	Koninklijke Philips Electronics N.V. (Netherlands)	5.75	03/11/18	24,620

	Electronic Equipment/Instruments (0.0%)
20	Xerox Corp.	6.35	05/15/18	14,924

	Electronic Production Equipment (0.0%)
15	KLA-Tencor Corp.	6.90	05/01/18	11,875

	Electronics/Appliances (0.1%)
25	LG Electronics Inc. - 144A (South Korea) (b)	5.00	06/17/10	23,668

	Finance (0.1%)
5	BP Capital Markets PLC (United Kingdom)	3.875	03/10/15	5,022
25	BP Capital Markets PLC (United Kingdom)	4.75	03/10/19	24,644
				29,666
	Finance/Rental/Leasing (0.1%)
40	Nationwide Building Society - 144A (United Kingdom) (b)	4.25	02/01/10	39,634

	Financial Conglomerates (0.6%)
35	American Express Credit Corp.	7.30	08/20/13	32,518
10	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17	6,760
25	Citigroup Inc.	5.875	05/29/37	19,255
35	Citigroup Inc.	6.125	11/21/17	30,394
25	Citigroup Inc.	6.125	05/15/18	21,614
60	JPMorgan Chase & Co.	4.75	05/01/13	58,212
40	JPMorgan Chase & Co.	6.00	01/15/18	40,472
15	Prudential Financial, Inc. (Series MTN)	6.625	12/01/37	8,135
				217,360

	Food Retail (0.2%)
10	Delhaize America, Inc.	9.00		04/15/31	10,655
15	Delhaize Group (Belgium)	5.875		02/01/14	15,011
15	Kroger Co. (The)	5.00		04/15/13	15,068
5	Kroger Co. (The)	6.40		08/15/17	5,141
30	McDonald’s Corp.	5.70		02/01/39	29,179
					75,054
	Food: Major Diversified (0.3%)
20	ConAgra Foods, Inc.	7.00		10/01/28	19,391
10	ConAgra Foods, Inc.	8.25		09/15/30	10,721
20	General Mills, Inc.	5.25		08/15/13	20,680
15	General Mills, Inc.	5.65		02/15/19	15,300
25	Kraft Foods Inc.	6.125		08/23/18	25,104
20	Kraft Foods Inc.	6.875		01/26/39	19,698
10	Kraft Foods Inc.	7.00		08/11/37	9,944
					120,838
	Gas Distributors (0.2%)
15	Equitable Resources, Inc.	6.50		04/01/18	13,259
15	NiSource Finance Corp.	1.821	(e)	11/23/09	14,314
25	NiSource Finance Corp.	6.80		01/15/19	20,124
25	Questar Market Resources, Inc.	6.80		04/01/18	22,414
					70,111
	Home Improvement Chains (0.1%)
30	Home Depot, Inc. (The)	5.40		03/01/16	27,005

	Household/Personal Care (0.1%)
10	Procter & Gamble Co. (The)	4.60		01/15/14	10,594
25	Procter & Gamble Co. (The)	4.70		02/15/19	25,266
5	Procter & Gamble Co. (The)	5.55		03/05/37	5,111
					40,971
	Industrial Conglomerates (0.4%)
125	General Electric Co.	5.25		12/06/17	115,798
20	Honeywell International Inc.	5.30		03/01/18	20,477
					136,275
	Industrial Machinery (0.0%)
20	Parker Hannifin Corp. (Series MTN)	5.50		05/15/18	19,582

	Integrated Oil (0.2%)
25	Chevron Corp.	4.95		03/03/19	25,599
45	ConocoPhilips	5.20		05/15/18	44,627
15	ConocoPhilips	5.75		02/01/19	15,128
5	Petro-Canada (Canada)	6.05		05/15/18	4,307
					89,661
	International Banks (0.1%)
25	UBS AG/Stamford Branch (Series DPNT)	5.875		12/20/17	21,537

	Investment Banks/Brokers (0.6%)
5	Bear Stearns Cos. LLC (The)	6.40		10/02/17	4,874
45	Bear Stearns Cos. LLC (The)	7.25		02/01/18	46,548
40	Goldman Sachs Group, Inc.	6.75		10/01/37	27,119
90	Goldman Sachs Group, Inc.	6.15		04/01/18	82,345
40	Merrill Lynch & Co., Inc. (Series MTN)	6.875		04/25/18	31,332
25	NYSE Euronext	4.80		06/28/13	24,995
					217,213
	Life/Health Insurance (0.0%)
20	MetLife, Inc. (Series A)	6.817		08/15/18	17,199

	Major Banks (1.1%)
135	Bank of America Corp.	5.75		12/01/17	113,555
35	Bank of New York Mellon Corp. (Series MTN)	4.50		04/01/13	34,716
15	Credit Suisse/New York NY (Switzerland)	6.00		02/15/18	13,105
15	Credit Suisse Inc.	5.125		08/15/15	13,938
55	HSBC Finance Corp.	6.75		05/15/11	49,045
40	Popular North America, Inc. (Series MTN)	5.65		04/15/09	39,967
15	Wachovia Corp. (Series MTN)	5.50		05/01/13	13,843
130	Wells Fargo & Co.	5.625		12/11/17	118,811
					396,980

	Major Telecommunications (1.0%)
20	AT&T Corp.	8.00	(e)	11/15/31	21,783
60	AT&T Inc.	6.30		01/15/38	52,849
15	AT&T Inc.	6.55		02/15/39	13,647
20	Deutsche Telekom International Finance Corp. BV (Netherlands)	8.75	(e)	06/15/30	21,419
15	France Telecom S.A. (France)	8.50	(e)	03/01/31	18,965
15	SBC Communications, Inc.	6.15		09/15/34	13,181
5	Telecom Italia Capital S.A. (Luxembourg)	4.95		09/30/14	4,322
25	Telecom Italia Capital S.A. (Luxembourg)	6.999		06/04/18	22,697
20	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	19,699
40	Telefonica Europe BV (Netherlands)	8.25		09/15/30	44,108
40	Verizon Communications Inc.	5.50		02/15/18	38,159
25	Verizon Communications Inc.	6.35		04/01/19	24,744
20	Verizon Communications Inc.	8.95		03/01/39	23,050
30	Verizon Wireless Capital LLC - 144A (b)	5.55		02/01/14	30,057
					348,680
	Managed Health Care (0.1%)
25	UnitedHealth Group Inc.	6.00		02/15/18	24,060
5	WellPoint Inc.	7.00		02/15/19	5,012
					29,072
	Marine Shipping (0.1%)
5	Union Pacific Corp.	6.125		02/15/20	4,876
30	Union Pacific Corp.	7.875		01/15/19	33,142
					38,018
	Media Conglomerates (0.5%)
30	News America, Inc. - 144A (b)	6.90		03/01/19	28,041
55	Time Warner Cable Inc.	6.75		07/01/18	51,715
10	Time Warner Cable Inc.	8.25		04/01/19	10,294
15	Time Warner Cable Inc.	8.75		02/14/19	15,954
40	Time Warner, Inc.	5.875		11/15/16	37,914
20	Viacom, Inc.	6.875		04/30/36	14,629
25	Vivendi - 144A (France) (b)	6.625		04/04/18	22,957
					181,504
	Medical Specialties (0.0%)
5	Baxter International Inc.	5.375		06/01/18	5,149

	Motor Vehicles (0.1%)
35	Daimler FinanceNorth American LLC	8.50		01/18/31	31,370
20	Harley-Davidson Funding Corp. -144A (b)	6.80		06/15/18	12,996
					44,366
	Oil & Gas Pipelines (0.2%)
25	Enterprise Products Operating LLP	6.50		01/31/19	23,012
25	Kinder Morgan Energy Partner, L.P.	5.95		02/15/18	22,800
50	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	36,279
					82,091
	Oil & Gas Production (0.2%)
25	Devon Financing Corp. ULC (Canada)	7.875		09/30/31	25,613
20	EnCana Corp. (Canada)	5.90		12/01/17	18,908
30	XTO Energy, Inc.	5.50		06/15/18	27,914
					72,435
	Oil Refining/Marketing (0.1%)
30	Valero Energy Corp.	3.50		04/01/09	30,000

	Oil Related (0.0%)
20	Transocean Inc (Switzerland)	6.00		03/15/18	18,874

	Oilfield Services/Equipment (0.0%)
20	Weatherford International Ltd. (Bermuda)	6.00		03/15/18	16,348

	Other Metals/Minerals (0.1%)
25	Brascan Corp. (Canada)	7.125		06/15/12	20,764
15	Rio Tinto Finance Ltd. (Australia)	6.50		07/15/18	13,149
					33,913

	Packaged Software (0.1%)
30	Oracle Corp.	5.75		04/15/18	31,364

	Pharmaceuticals: Major (0.7%)
20	AstraZeneca PLC (United Kingdom)	5.90		09/15/17	21,212
5	AstraZeneca PLC (United Kingdom)	6.45		09/15/37	5,204
35	Bristol-Myers Squibb Co.	5.45		05/01/18	35,969
30	GlaxoSmithKline Capital Inc.	5.65		05/15/18	30,826
5	GlaxoSmithKline Capital Inc.	6.375		05/15/38	5,066
25	Novartis Capital Corp.	4.125		02/10/14	25,575
65	Pfizer Inc.	6.20		03/15/19	69,401
40	Roche Holding, Inc. - 144A (b)	6.00		03/01/19	41,247
5	Wyeth	5.45		04/01/17	5,011
					239,511
	Property - Casualty Insurers (0.3%)
20	ACE INA Holding Inc.	5.60		05/15/15	18,669
50	Berkshire Hathaway Finance Corp.	5.40		05/15/18	49,753
10	Chubb Corp. (The)	5.75		05/15/18	9,891
30	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	19,071
35	Xlliac Global Funding - 144A (b)	4.80		08/10/10	29,578
					126,962
	Railroads (0.1%)
10	Canadian National Railway Co. (Canada)	5.55		05/15/18	10,250
5	Canadian National Railway Co. (Canada)	5.55		03/01/19	5,149
5	Norfolk Southern Corp. - 144A (b)	5.75		01/15/16	5,031
					20,430
	Restaurants (0.1%)
5	McDonald’s Corp (Series MTN)	5.00		02/01/19	5,210
20	Tricon Global Restaurants, Inc.	8.875		04/15/11	21,348
10	Yum! Brands, Inc.	6.25		03/15/18	9,340
					35,898
	Savings Banks (0.2%)
25	Household Finance Corp.	6.375		10/15/11	21,625
55	Sovereign Bancorp, Inc.	1.728	(e)	03/23/10	50,256
					71,881
	Services to the Health Industry (0.1%)
20	Medco Health Solutions, Inc.	7.125		03/15/18	19,882

	Steel (0.1%)
30	ArecelorMittal (Luxembourg)	6.125		06/01/18	21,738

	Tobacco (0.1%)
10	Altria Group, Inc.	9.25		08/06/19	10,710
15	BAT International Finance PLC - 144A (United Kingdom) (b)	9.50		11/15/18	17,070
25	Phillip Morris International Inc.	5.65		05/16/18	24,884
					52,664
	Trucks/Construction/Farm Machinery (0.1%)
10	Caterpillar Financial Services Corp (Series MTN)	4.90		08/15/13	9,527
15	John Deere Capital Corp. (Series MTN)	5.75		09/10/18	14,269
10	PACCAR Inc.	6.875		02/15/14	10,426
					34,222
	Wireless Telecommunications (0.0%)
15	Vodafone Group PLC (United Kingdom)	5.625		02/27/17	14,889

	TOTAL CORPORATE BONDS (Cost $4,568,804)				4,288,877

	FOREIGN GOVERNMENT OBLIGATION (0.3%)
100	Federative Republic of Brazil (Cost $102,100)	6.00		01/17/17	100,250

	U.S. GOVERNMENT AGENCIES & OBLIGATIONS (17.8%)
	Federal National Mortgage Assoc.
100		5.00	05/11/17	111,150
	Federal Home Loan Mortgage Corp.
345		4.875	06/13/18	383,307
240		5.50	08/23/17	273,098
100		6.75	03/15/31	133,815
	U.S. Treasury Bonds
300		3.50	02/15/39	296,533
540		5.25	02/15/29	665,128
200		6.00	02/15/26	263,563
813		6.25	08/15/23	1,069,858
	U.S Treasury Notes
800		0.875	02/28/11	801,778
2,400		1.50	10/31/10	2,429,345
50		4.00	08/15/18	55,577

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
	(Cost $6,344,427)			6,483,152

	U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (0.4%)
	Federal Home Loan Corp.
13		7.50		09/01/25 - 08/01/31	14,587
	Federal National Mortgage Assoc.
29		7.50		11/01/30 - 01/01/31	31,018
74		8.00		12/01/28 - 10/01/31	80,582
	Government National Mortgage Assoc.
11		7.50		08/15/23 - 08/15/29	11,846

	TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (Cost $133,635)				138,033

	ASSET-BACKED SECURITIES (0.2%)
	Finance/Rental/Leasing
	Capital Auto Receivables Assets Trust
51	2007-SN1 A3B	0.616	(e)	07/15/10	49,245
	Capital One Auto Finance Trust
23	2006-C A3A	5.07		07/15/11	22,957
	CIT Equipment Collateral
19	2006-VT2 A3	5.07		02/20/10	19,384

	TOTAL ASSET-BACKED SECURITIES (Cost $94,113)				91,586

NUMBER OF
CONTRACTS
	CALL OPTIONS PURCHASED (0.0%)
22	Euro $ 2 Year Mid-Crv September /2009 @97.75 (Cost $17,021)			14,025

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	SHORT-TERM INVESTMENTS (5.7%)
	U.S. Government Obligation (d) (f) (0.3%)
$100	U.S. Treasury Bill
	(Cost $99,988)	0.55%	05/15/09	99,988

NUMBER OF
SHARES (000)
	Investment Company (g) (h) (5.4%)
1,979	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,979,031)			1,979,031

	Total Short-Term Investments (Cost $2,079,019)			2,079,019

TOTAL INVESTMENTS (Cost $43,421,080) (i) (j)	99.8%	36,353,966
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	89,007
TOTAL WRITTEN OPTIONS OUTSTANDING (Premium Received $2,754)	(0.0)	(1,788)
NET ASSETS	100.0%	$36,441,184

ADR	American depositary receipt.
MTN	Medium term note.
(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investors.
(c)

Securities with a total market value equal to $81,134 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees.  Such fair value measurements may be level 2 measurements if observable inputs are available.

(d)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(e)	Floating Rate security, rate shown is the rate in effect at March 31, 2009.
(f)	A portion of this security has been physically segregated in connection with open futures contracts.
(g)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser.  Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(h)	May include cash designated as collateral in connection with open swap contracts.
(i)	Securities have been designated as collateral in connection with open futures, option and swap contracts.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Options Written at March 31, 2009

NUMBER OF		STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE
22	Call Options on Euro $ 2 Year Mid-Crv Futures	$98.50	September 2009	$2,754	$1,788

Futures Contracts Open at March 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
20	Long	U.S.Treasury Notes 5 Year,
		June 2009	$2,375,313	$34,564
4	Long	U.S.Treasury Notes 2 Year,
		June 2009	871,562	3,616
2	Long	90Day Euro$ Futures
		March 2011	490,150	1,978
1	Long	90Day Euro$ Futures
		June 2011	244,588	1,022
1	Long	90Day Euro$ Futures
		September 2011	244,100	985
1	Long	90Day Euro$ Futures
		December 2011	243,563	922
1	Short	90Day Euro$ Futures
		March 2012	(243,213)	(100)
7	Short	U.S.Treasury Notes 10 Year,
		June 2009	(868,547)	(23,968)
10	Short	U.S.Treasury Bonds 30 Year,
		June 2009	(1,297,031)	(23,304)

		Net Unrealized Depreciation		$(4,285)

Credit Default Swap Contracts Open at March 31, 2009:

CREDIT
		NOTIONAL			UNREALIZED			RATING OF
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION	UPFRONT		REFERENCE
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)	PAYMENT	VALUE	OBLIGATION *
(unaudited)
Bank of America, N.A.
Sealed Air Corp.	Buy	$10	1.12%	March 20, 2018	$917	$—	$917	BB+

* Credit ratings as issued by Standard and Poor’s.

Morgan Stanley Select Dimensions - Balanced Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$36,339,941	$24,695,478	$11,644,463	—
Other Financial Instruments*	8,870	7,953	917	—
Total	$36,348,811	$24,703,431	$11,645,380	—

* Other financial instruments include futures, options and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$40,375
Net purchases (sales)	(63,818)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	46,490
Realized gains (losses)	(23,047)
Ending Balance	$0

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.6%)
	Australia (b) (6.9%)
	Gas Distributors
13,191	AGL Energy Ltd.	$137,452

	Industrial
20,400	ConnectEast Group	5,767

	Investment Trusts/Mutual Funds
681,857	Macquarie Infrastructure Group	699,298

	Other Transportation
184,130	Macquarie Airports	233,069
263,185	Transurban Group	856,987
		1,090,056
	Utilities
117,032	Spark Infrastructure Group	83,042

	Total Australia	2,015,615

	Belgium (b) (0.0%)
	Shipping
213	Euronav S.A.	3,135

	Bermuda (1.1%)
	Other Transportation
70,000	Cosco Pacific Ltd. (b) (c)	69,123

	Shipping
8,300	Frontline Ltd. (b)	148,903

	Transportation - International
13,700	Ship Finance International Ltd.	89,872

	Total Bermuda	307,898

	Brazil (3.3%)
	Electric Utilities
7,200	AES Tiete S.A. (Perference)	55,123
400	Companhia Energetica de Minas Gerais (ADR)	5,912
25,000	Electropaulo Metropolitanna S.A.	352,732
		413,767
	Energy
8,600	EDP - Energias do Brasil S.A.	90,161

	Other Transportation
17,100	Companhia de Concessoes Rodoviarias	156,054

	Public Power
9,400	Equatorial Energia S.A.	47,005

	Waste Management
7,800	Companhia de Saneamento de Minas Gerais (a)	66,408

	Wireless Telecommunications
35,251	Tim Participacoes S.A. (Preference)	43,613
9,810	Vivo Participacoes S.A. (Preference)	128,685
		172,298

	Total Brazil	945,693

	Canada (8.4%)
	Communications - Equipment & Software
2,500	BCE Inc.	49,810

	Electric Utilities
1,700	ATCO Ltd. (Class I)	48,541
4,000	Canadian Utilities Ltd.	116,593
		165,134
	Gas Distributors
53,900	TransCanada Corp.	1,275,251

	Oil & Gas Pipelines
32,600	Enbridge Inc.	939,887

	Total Canada	2,430,082

	Cayman Islands (b) (0.3%)
	Other Transportation
166,000	Hopewell Highway Infrastructure Ltd.	93,593

	China (b) (2.8%)
	Major Telecommunications
162,000	China Unicom Ltd.	169,745

	Oil Related
18,700	Dalian Port (PDA) Co., Ltd.	6,030

	Other Transportation
248,000	Beijing Capital International Airport Co., Ltd.	110,430
16,000	Jiangsu Expressway Co., Ltd.	10,862
722,000	Zhejiang Expressway Co., Ltd. (H Shares)	526,474
		647,766

	Total China	823,541

	Denmark (b) (0.1%)
	Transportation
4,800	Dampskibsselskabet Torm A.S.	36,682

	Finland (b) (0.7%)
	Electric Utilities
11,223	Fortum Oyj	213,627

	France (b) (6.7%)
	Electric Utilities
8,238	Electricite de France (EDF)	323,528

	Engineering & Construction
2,673	Vinci S.A.	99,006

	Gas Distributors
26,594	GDF Suez	914,363

	Other Transportation
4,800	Aeroports de Paris (ADP) (France)	254,637

	Transportation
2,500	Societe des Autoroutes Paris-Rhin-Rhone (SAPRR)	159,365

	Water Utilities
8,788	Veolia Environnement	183,131

	Total France	1,934,030

	Germany (b) (8.5%)
	Electric Utilities
25,643	E.ON AG	713,783
11,185	RWE AG	786,368
		1,500,151
	Major Telecommunications
11,421	Deutsche Telekom AG (Registered Shares)	142,081

	Other Transportation
10,682	Fraport AG	343,668
19,596	Hamburger Hafen und Logistik AG (HHLA)	485,085
		828,753

	Total Germany	2,470,985

	Hong Kong (b) (1.7%)
	Electric Utilities
30,000	China Resources Power Holdings Co., Ltd.	62,762
9,500	CLP Holdings Ltd.	65,276
		128,038
	Other Transportation
156,000	China Merchants Holdings International Co., Ltd.	365,835

	Total Hong Kong	493,873

	Italy (b) (8.6%)
	Electric Utilities
127,297	Enel S.p.A.	610,552
58,602	Terna - Rete Elettrica National S.p.A.	182,556
		793,108
	Industrial
21,600	Ansaldo S.p.A.	343,301

	Other Transportation
89,460	Autostrade S.p.A.	1,352,923

	Total Italy	2,489,332

	Japan (b) (6.3%)
	Electric Utilities
3,000	Chubu Electric Power Co., Inc.	66,009
2,100	Electric Power Development Co., Ltd.	62,379
8,100	Kansai Electric Power Co., Inc. (The)	176,030
3,900	Kyushu Electric Power Co., Inc.	87,298
1,700	Shikoku Electric Power Co., Inc.	45,412
2,100	Tohoku Electric Power Co., Inc.	46,124
14,900	Tokyo Electric Power Co., Inc. (The)	371,945
		855,197
	Engineering & Construction
13,000	COMSYS Holding Corp	109,452

	Major Telecommunications
2,400	Nippon Telegraph & Telephone Corp. (NTT)	91,155

	Marine Shipping
58,000	Kamigumi Co., Ltd.	385,133

	Other Transportation
7,900	Japan Airport Terminal Co., Ltd.	84,261
25,000	Mitsubishi Logistics Corp.	245,716
		329,977
	Wireless Telecommunications
10	KDDI Corp.	47,188

	Total Japan	1,818,102

	Malaysia (b) (0.3%)
	Other Transportation
123,700	PLUS Expressways Berhad	99,892

	Mexico (1.7%)
	Other Transportation
500	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	9,125
141,700	Grupo Aeroportuario del Pacifico SAB de CV (B Shares)	257,591
1,800	Grupo Aeroportuario del Sureste SAB de CV (ADR)	51,804
		318,520
	Wireless Telecommunications
119,300	America Movil SAB de CV (Series L)	162,464

	Total Mexico	480,984

	Netherlands (b) (3.9%)
	Transportation - International
18,925	Koninklijke Vopak NV	757,371
6,600	Smit International NV	376,690

	Total Netherlands	1,134,061

	New Zealand (b) (0.6%)
	Major Telecommunications
109,730	Telecom Corporation of New Zealand Ltd.	143,070

	Other Transportation
47,214	Auckland Intl Airport	46,118

	Total New Zealand	189,188

	Portugal (b) (1.1%)
	Electric Utilities
43,170	Energias de Portugal, S.A.	149,953

	Other Transportation
23,674	Brisa	163,254

	Total Portugal	313,207

	South Korea (0.3%)
	Electric Utilities
9,700	Korea Electric Power Corp. (ADR)	88,755

	Spain (b) (8.4%)
	Electric Utilities
136,001	Iberdola S.A.	954,992

	Electrical Products
8,355	Gamesa Corporacion Tecnologica, S.A.	107,190

	Engineering & Construction
18,445	Cintra Concesiones de Infraestructuras de Transporte S.A.	82,561

	Gas Distributors
3,409	Gas Natural SDG, S.A.	46,621

	Major Telecommunications
8,458	Telefonica S.A.	168,924

	Other Transportation
69,481	Abertis Infraestructuras S.A.	1,086,244

	Total Spain	2,446,532

	Switzerland (b) (0.3%)
	Transportation - International
442	Flughafen Zuerich AG	79,613

	Turkey (b) (0.3%)
	Specialty Telecommunications
39,000	Turk Telekomunikasyon A.S. (a)	90,411

	United Kingdom (b) (5.8%)
	Electric Utilities
46,977	Drax Group PLC	347,538
33,990	International Power PLC	101,872
33,042	National Grid PLC	254,036
4,325	Scottish & Southern Energy PLC	68,688
		772,134
	Gas Distributors
165,553	Centrica PLC	541,351

	Marine Shipping
4,142	Forth Ports PLC	53,892

	Miscellaneous Commercial Services
35,600	BBA Aviation PLC	41,980

	Utilities
34,600	Pennon Group PLC	199,985
4,793	Severn Trent PLC	67,966
		267,951

	Total United Kingdom	1,677,308

	United States (20.5%)
	Electric Utilities
4,400	Allegheny Energy, Inc.	101,948
6,200	American Electric Power Co., Inc.	156,612
4,000	Dominion Resources, Inc.	123,960
8,710	Duke Energy Corp.	124,727
3,200	Entergy Corp.	217,888
24,000	Exelon Corp.	1,089,360
2,700	FirstEnergy Corp.	104,220
3,900	FPL Group, Inc.	197,847
10,600	IDACORP, Inc.	247,616
6,400	NSTAR	204,032
2,500	PG&E Corp.	95,550
2,200	PPL Corp.	63,162
27,900	Public Service Enterprise Group Inc.	822,213
4,900	Southern Co. (The)	150,038
		3,699,173
	Energy
38,555	Spectra Energy Corp.	545,168
46,600	Williams Companies, Inc. (The)	530,308
		1,075,476

	Gas Distributors
15,500	Atmos Energy Corp.	358,360
2,100	Energen Corp.	61,173
1,000	Sempra Energy	46,240
2,200	Southern Union Co.	33,484
4,300	UGI Corp.	101,523
		600,780
	Marine Shipping
4,700	General Maritime Corp.	32,900
7,400	Teekay Shipping Corp.	105,302
		138,202
	Oil & Gas Pipelines
43,200	El Paso Corp.	270,000
2,400	Kinder Morgan Management, LLC	97,824
		367,824
	Shipping
200	Nordic American Tanker Shipping Ltd.	5,860

	Transportation
4,200	Tsakos Energy Navigation Ltd.	59,178

	Total United States	5,946,493

	TOTAL COMMON STOCKS
	(Cost $30,914,163)	28,622,632

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (1.2%)
	Investment Company (d)
357	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $356,925)		356,925

	TOTAL INVESTMENTS
	(Cost $31,271,088) (e)	99.8%	28,979,557
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	51,080
	NET ASSETS	100.0%	$29,030,637

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with a total market value of $18,640,753 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)	Security trades on a Hong Kong exchange.
(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contract Open at March 31, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

	$309,439	AUD	472,858	04/16/2009	$18,938
BRL	1,898,362		$801,335	04/16/2009	(13,853)
	$865,795	CAD	1,110,165	04/16/2009	14,759
	$124,389	CHF	143,303	04/16/2009	1,544
CZK	2,772,152		$130,008	04/16/2009	(4,523)
DKK	432,319		$73,810	04/16/2009	(3,258)
EUR	104,019		$132,478	04/16/2009	(5,712)
GBP	33,267		$45,934	04/16/2009	(1,802)
HKD	1,191,261		$153,620	04/16/2009	(93)
JPY	73,542,560		$748,106	04/16/2009	4,981
MXN	2,846,714		$184,039	04/16/2009	(16,194)
NOK	174,178		$24,880	04/16/2009	(1,014)
	$104,019	NZD	207,623	04/16/2009	14,269
TRY	407,787		$229,158	04/16/2009	(15,054)

		Net Unrealized Depreciation			$(7,012)

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro.
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
TRY	Turkish Lira

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Summary of Investments March 31, 2009 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Electric Utilities	$10,057,557	34.7%
Other Transportation	6,902,745	23.8
Gas Distributors	3,515,818	12.1
Oil & Gas Pipelines	1,307,711	4.5
Transportation - International	1,303,546	4.5
Energy	1,165,637	4.0
Major Telecommunications	714,975	2.5
Investment Trusts/Mutual Funds	699,298	2.4
Marine Shipping	577,227	2.0
Wireless Telecommunications	381,950	1.3
Investment Company	356,925	1.2
Utilities	350,993	1.2
Industrial	349,068	1.2
Engineering & Construction	291,019	1.0
Transportation	255,225	0.9
Water Utilities	183,131	0.6
Shipping	157,898	0.6
Electrical Products	107,190	0.4
Specialty Telecommunications	90,411	0.3
Waste Management	66,408	0.2
Communications - Equipment & Software	49,810	0.2
Public Power	47,005	0.2
Miscellaneous Commercial Services	41,980	0.2
Oil Related	6,030	0.0

	$28,979,557	100.0%

* Does not include open forward foreign currency contracts with net urealized depreciation of $7,012.

Morgan Stanley Select Dimensions - Global Infrastructure Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$28,979,557	$10,338,804	$18,640,753	—
Other Financial Instruments*	(7,012)	—	(7,012)	—
Total	$28,972,545	$10,338,804	$18,633,741	—

* Other financial instruments include forward contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Dividend Growth Portfolio

Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.5%)
	Aerospace & Defense (4.0%)
17,070	Boeing Co.	$607,351
10,820	L-3 Communications Holdings, Inc.	733,596
21,708	Northrop Grumman Corp.	947,337
25,100	Raytheon Co.	977,394
		3,265,678
	Agricultural Commodities/Milling (2.2%)
32,340	Bunge Ltd. (Bermuda)	1,832,061

	Apparel/Footwear (2.4%)
21,320	Nike, Inc. (Class B)	999,695
16,349	V.F. Corp.	933,691
		1,933,386
	Apparel/Footwear Retail (1.5%)
95,730	Gap, Inc. (The)	1,243,533

	Auto Parts: O.E.M. (0.8%)
16,730	Eaton Corp.	616,668

	Biotechnology (1.4%)
23,250	Amgen Inc. (a)	1,151,340

	Chemicals: Agricultural (1.7%)
17,213	Monsanto Co.	1,430,400

	Computer Processing Hardware (1.6%)
40,860	Hewlett-Packard Co.	1,309,972

	Contract Drilling (1.9%)
25,810	Transcocean, Ltd. (Switzerland) (a)	1,518,660

	Drugstore Chains (2.3%)
69,753	CVS/Caremark Corp.	1,917,510

	Electric Utilities (4.3%)
44,409	Exelon Corp.	2,015,725
15,820	FirstEnergy Corp.	610,652
30,670	Public Service Enterprise Group Inc.	903,845
		3,530,222
	Engineering & Construction (2.9%)
33,500	Fluor Corp.	1,157,425
32,420	Jacobs Engineering Group, Inc. (a)	1,253,357
		2,410,782
	Financial Conglomerates (2.2%)
67,310	JPMorgan Chase & Co.	1,789,100

	Hotels/Resorts/Cruiselines (0.6%)
64,480	Royal Caribbean Cruises Ltd. (Liberia)	516,485

	Household/Personal Care (2.4%)
41,782	Procter & Gamble Co. (The)	1,967,514

	Industrial Conglomerates (5.7%)
183,799	General Electric Co.	1,858,208
66,719	United Technologies Corp.	2,867,583
		4,725,791
	Information Technology Services (3.5%)
23,360	Computer Sciences Corp. (a)	860,582
20,890	International Business Machines Corp.	2,024,032
		2,884,614
	Integrated Oil (6.3%)
20,680	BP PLC (ADR) (United Kingdom)	829,268

47,641	Exxon Mobil Corp.	3,244,352
43,370	Marathon Oil Corp.	1,140,197
		5,213,817
	Internet Retail (2.4%)
71,280	Gamestop Corp (Class A) (a)	1,997,266

	Internet Software/Services (1.6%)
3,694	Google Inc. (Class A) (a)	1,285,734

	Investment Banks/Brokers (1.3%)
9,653	Goldman Sachs Group, Inc. (The)	1,023,411

	Life/Health Insurance (2.0%)
40,140	Aflac, Inc.	777,110
36,832	MetLife, Inc.	838,665
		1,615,775
	Major Banks (2.8%)
94,670	Bank of America Corp.	645,649
59,405	Bank of New York Mellon Corp.	1,678,191
		2,323,840
	Major Telecommunications (2.2%)
72,336	AT&T Inc.	1,822,867

	Managed Health Care (3.2%)
58,590	UnitedHealth Group Inc.	1,226,289
36,150	WellPoint Inc. (a)	1,372,616
		2,598,905
	Media Conglomerates (1.7%)
77,320	Disney (Walt) Co. (The)	1,404,131

	Oil & Gas Production (1.6%)
41,577	XTO Energy Inc.	1,273,088

	Oil Refining/Marketing (1.9%)
88,950	Valero Energy Corp.	1,592,205

	Oilfield Services/Equipment (1.1%)
56,460	Halliburton Co.	873,436

	Packaged Software (5.4%)
149,423	Microsoft Corp.	2,744,901
95,730	Oracle Corp. (a)	1,729,841
		4,474,742
	Pharmaceuticals: Generic Drugs (2.3%)
60,600	Watson Pharmaceuticals, Inc. (a)	1,885,266

	Pharmaceuticals: Major (8.2%)
7,689	Johnson & Johnson	404,441
80,240	Merck & Co., Inc.	2,146,420
159,314	Pfizer, Inc.	2,169,857
47,859	Wyeth	2,059,851
		6,780,569
	Property - Casualty Insurers (3.6%)
20,860	ACE Ltd. (Switzerland)	842,744
60,990	Allstate Corp. (The)	1,167,958
23,730	St. Paul Travelers Companies, Inc. (The)	964,387
		2,975,089
	Pulp & Paper (0.5%)
63,470	International Paper Co.	446,829

	Railroads (1.5%)
49,140	CSX Corp.	1,270,269

	Restaurants (2.3%)
35,210	McDonald’s Corp.	1,921,410

	Specialty Telecommunications (0.0%)
439	FairPoint Communications, Inc.	342

	Steel (0.8%)
30,350	United States Steel Corp.		641,295

	Tobacco (4.2%)
74,479	Altria Group, Inc.		1,193,154
64,529	Philip Morris International Inc.		2,295,942
			3,489,096
	Trucks/Construction/Farm Machinery (1.2%)
34,420	Caterpillar Inc.		962,383

	TOTAL INVESTMENTS (Cost $113,471,491) (b)	99.5%	81,915,481
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	417,472
	NET ASSETS	100.0%	$82,332,953

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Dividend Growth Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                         Level 1 — quoted prices in active markets for identical investments

•                                         Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                         Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$81,915,481	$81,915,481	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade)

and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Equally-Weighted S&P 500 Portfolio

Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.8%)
	Advertising/Marketing Services (0.4%)
32,139	Interpublic Group of Companies, Inc. (The) (a)	$132,413
5,903	Omnicom Group, Inc.	138,130
		270,543
	Aerospace & Defense (2.0%)
4,276	Boeing Co.	152,140
6,838	FLIR Systems, Inc. (a)	140,042
3,387	General Dynamics Corp.	140,865
3,403	Goodrich Corp.	128,940
2,006	L-3 Communications Holdings, Inc.	136,007
1,915	Lockheed Martin Corp.	132,192
3,705	Northrop Grumman Corp.	161,686
2,226	Precision Castparts Corp.	133,337
3,963	Raytheon Co.	154,319
4,484	Rockwell Collins, Inc.	146,358
		1,425,886
	Agricultural Commodities/Milling (0.2%)
4,620	Archer-Daniels-Midland Co. (b)	128,344

	Air Freight/Couriers (0.8%)
2,963	C.H. Robinson Worldwide, Inc.	135,142
4,700	Expeditors International of Washington, Inc.	132,963
3,377	FedEx Corp.	150,243
3,131	United Parcel Service, Inc. (Class B)	154,108
		572,456
	Airlines (0.2%)
25,029	Southwest Airlines Co.	158,434

	Aluminum (0.2%)
20,297	Alcoa, Inc.	148,980

	Apparel/Footwear (0.8%)
8,478	Coach, Inc. (a)	141,583
2,968	Nike, Inc. (Class B)	139,170
3,565	Polo Ralph Lauren Corp.	150,621
2,306	V.F. Corp.	131,696
		563,070
	Apparel/Footwear Retail (1.0%)
5,863	Abercrombie & Fitch Co. (Class A)	139,539
10,686	Gap, Inc. (The)	138,811
16,599	Limited Brands, Inc.	144,411
9,920	Nordstrom, Inc.	166,160
5,189	TJX Companies, Inc. (The)	133,046
		721,967
	Auto Parts: O.E.M. (0.4%)
3,743	Eaton Corp.	137,967
12,503	Johnson Controls, Inc.	150,036
		288,003
	Automotive Aftermarket (0.2%)
22,407	Goodyear Tire & Rubber Co. (The) (a)	140,268

	Beverages: Alcoholic (0.6%)
3,636	Brown-Forman Corp. (Class B)	141,186
11,084	Constellation Brands Inc. (Class A) (a)	131,900
3,856	Molson Coors Brewing Co. (Class B)	132,184
		405,270
	Beverages: Non-Alcoholic (1.0%)
2,987	Coca-Cola Co. (The)	131,279
12,023	Coca-Cola Enterprises Inc.	158,583
9,416	Dr Pepper Snapple Group Inc.	159,225
6,494	Pepsi Bottling Group, Inc. (The)	143,777
2,835	PepsiCo, Inc.	145,946
		738,810

	Biotechnology (1.6%)
2,887	Amgen Inc. (a)	142,964
2,546	Biogen Idec Inc. (a)	133,461
2,800	Celgene Corp. (a)	124,320
2,011	Cephalon, Inc. (a)	136,949
2,578	Genzyme Corp. (a)	153,107
3,167	Gilead Sciences, Inc. (a)	146,695
4,626	Life Technologies Corp.	150,252
2,514	Millipore Corp. (a)	144,329
		1,132,077
	Building Products (0.2%)
22,292	Masco Corp.	155,598

	Cable/Satellite TV (0.6%)
11,163	Comcast Corp. (Class A)	152,263
6,483	DIRECTV Group, Inc. (The) (a)	147,748
6,747	Scripps Networks Interactive (Class A)	151,875
		451,886
	Casino/Gaming (0.4%)
14,203	International Game Technology	130,952
6,360	Wynn Resorts, Ltd. (a)	127,009
		257,961
	Chemicals: Agricultural (0.4%)
2,059	CF Industries Holdings Inc.	146,457
1,588	Monsanto Co.	131,963
		278,420
	Chemicals: Major Diversified (1.0%)
16,592	Dow Chemical Co. (The)	139,871
6,848	Du Pont (E.I.) de Nemours & Co.	152,916
5,276	Eastman Chemical Co.	141,397
4,441	International Flavors & Fragrances, Inc.	135,273
1,625	Rohm & Haas Co.	128,115
		697,572
	Chemicals: Specialty (0.6%)
2,563	Air Products & Chemicals, Inc.	144,169
2,239	Praxair, Inc.	150,662
3,756	Sigma-Aldrich Corp.	141,939
		436,770
	Coal (0.5%)
4,455	CONSOL Energy, Inc.	112,444
11,719	Massey Energy Co.	118,596
4,758	Peabody Energy Corp.	119,140
		350,180
	Commercial Printing/Forms (0.2%)
20,094	Donnelley (R.R.) & Sons Co.	147,289

	Computer Communications (0.6%)
8,045	Cisco Systems, Inc. (a)	134,915
9,470	Juniper Networks, Inc. (a)	142,618
11,471	QLogic Corp. (a)	127,558
		405,091
	Computer Peripherals (0.6%)
12,427	EMC Corp. (a)	141,668
8,791	Lexmark International, Inc. (Class A) (a)	148,304
9,655	NetApp Inc.	143,280
5,600	Seagate Technology Inc. (Escrow) (a) (c)	0
		433,252
	Computer Processing Hardware (0.8%)
1,395	Apple Inc. (a)	146,642
13,689	Dell Inc. (a)	129,772
4,850	Hewlett-Packard Co.	155,491
17,176	Sun Microsystems (a)	125,728
		557,633
	Construction Materials (0.2%)
3,322	Vulcan Materials Co.	147,131

	Containers/Packaging (1.0%)
3,400	Ball Corp.	147,560
6,347	Bemis Company, Inc.	133,097

10,509	Owens-Illinois, Inc. (a)	151,750
10,288	Pactiv Corp. (a)	150,102
9,783	Sealed Air Corp.	135,005
		717,514
	Contract Drilling (0.7%)
1,933	Diamond Offshore Drilling, Inc.	121,508
4,536	ENSCO International Inc.	119,750
13,657	Nabors Industries, Ltd. (Bermuda) (a)	136,433
9,985	Rowan Companies, Inc.	119,520
		497,211
	Data Processing Services (1.6%)
3,056	Affiliated Computer Services, Inc. (Class A) (a)	146,352
3,511	Automatic Data Processing, Inc.	123,447
20,416	Convergys Corp. (a)	164,961
7,252	Fidelity National Information Services, Inc.	131,986
4,092	Fiserv, Inc. (a)	149,194
6,108	Paychex, Inc.	156,792
10,779	Total System Services, Inc.	148,858
11,270	Western Union Co.	141,664
		1,163,254
	Department Stores (0.6%)
3,516	Kohl’s Corp. (a)	148,797
16,069	Macy’s Inc.	143,014
7,824	Penney (J.C.) Co., Inc.	157,028
		448,839
	Discount Stores (1.2%)
6,574	Big Lots, Inc. (a)	136,608
3,183	Costco Wholesale Corp.	147,437
4,122	Family Dollar Stores, Inc.	137,551
3,269	Sears Holdings Corp. (a)	149,426
4,773	Target Corp.	164,143
2,726	Wal-Mart Stores, Inc.	142,025
		877,190
	Drugstore Chains (0.4%)
5,285	CVS/Caremark Corp.	145,285
5,718	Walgreen Co.	148,439
		293,724
	Electric Utilities (5.4%)
22,117	AES Corp. (The) (a)	128,500
5,912	Allegheny Energy, Inc. (a)	136,981
5,745	Ameren Corp.	133,227
4,806	American Electric Power Co., Inc.	121,400
12,099	CenterPoint Energy, Inc.	126,193
11,831	CMS Energy Corp.	140,079
3,361	Consolidated Edison, Inc.	133,129
6,638	Constellation Energy Group	137,141
4,589	Dominion Resources, Inc.	142,213
4,649	DTE Energy Co.	128,777
9,810	Duke Energy Corp.	140,479
4,927	Edison International	141,947
1,862	Entergy Corp.	126,784
3,176	Exelon Corp.	144,159
3,529	FirstEnergy Corp.	136,219
2,550	FPL Group, Inc.	129,361
4,817	Integrys Energy Group, Inc.	125,435
5,830	Northeast Utilities	125,870
10,431	Pepco Holdings, Inc.	130,179
3,620	PG&E Corp.	138,356
4,832	Pinnacle West Capital Corp.	128,338
4,446	PPL Corp.	127,645
3,920	Progress Energy, Inc.	142,139
4,577	Public Service Enterprise Group Inc.	134,884
4,132	SCANA Corp.	127,637
4,565	Southern Co. (The)	139,780
12,820	TECO Energy, Inc.	142,943
3,496	Wisconsin Energy Corp.	143,930
6,932	Xcel Energy, Inc.	129,143
		3,882,868
	Electrical Products (0.6%)
5,520	Cooper Industries Ltd. (Class A) (Bermuda)	142,747

5,198	Emerson Electric Co.	148,559
10,953	Molex Inc.	150,494
		441,800
	Electronic Components (1.1%)
5,077	Amphenol Corporation (Class A)	144,644
32,466	Jabil Circuit, Inc.	180,511
8,802	MEMC Electronic Materials, Inc. (a)	145,145
12,333	SanDisk Corp. (a)	156,012
13,750	Tyco Electronics Ltd. (Bermuda)	151,800
		778,112
	Electronic Equipment/Instruments (0.8%)
9,574	Agilent Technologies, Inc. (a)	147,152
39,065	JDS Uniphase Corp. (a)	126,961
6,310	Rockwell Automation, Inc.	137,810
28,858	Xerox Corp. (a)	131,304
		543,227
	Electronic Production Equipment (0.8%)
12,576	Applied Materials, Inc.	135,192
6,524	KLA-Tencor Corp.	130,480
9,899	Novellus Systems, Inc. (a)	164,620
33,733	Teradyne, Inc. (a)	147,751
		578,043
	Electronics/Appliance Stores (0.4%)
4,391	Best Buy Co., Inc.	166,682
15,351	RadioShack Corp.	131,558
		298,240
	Electronics/Appliances (0.7%)
39,452	Eastman Kodak Co.	149,918
12,470	Harman International Industries, Inc.	168,719
5,046	Whirlpool Corp.	149,311
		467,948
	Engineering & Construction (0.4%)
3,715	Fluor Corp.	128,353
3,582	Jacobs Engineering Group, Inc. (a)	138,480
		266,833
	Environmental Services (0.4%)
8,225	Republic Services, Inc.	141,059
4,925	Waste Management, Inc.	126,080
		267,139
	Finance/Rental/Leasing (1.3%)
11,548	Capital One Financial Corp.	141,348
54,962	CIT Group, Inc.	156,642
24,984	Discover Financial Services	157,649
824	Mastercard Inc. (Class A)	138,004
5,086	Ryder System, Inc.	143,985
34,224	SLM Corp.	169,409
		907,037
	Financial Conglomerates (1.3%)
11,548	American Express Co.	157,399
49,908	Citigroup, Inc.	126,267
5,967	JPMorgan Chase & Co.	158,603
10,372	Leucadia National Corp. (a)	154,439
20,297	Principal Financial Group, Inc.	166,029
7,335	Prudential Financial, Inc.	139,512
		902,249
	Financial Publishing/Services (0.8%)
1,728	Dun & Bradstreet Corp. (a)	133,056
5,674	Equifax, Inc.	138,729
6,715	McGraw-Hill Companies, Inc. (The)	153,572
7,172	Moody’s Corp.	164,382
		589,739
	Food Distributors (0.2%)
5,642	SYSCO Corp.	128,638

	Food Retail (0.8%)
6,805	Kroger Co. (The)	144,402
6,565	Safeway Inc.	132,547
8,753	SUPERVALU, Inc.	124,993
9,459	Whole Foods Market, Inc.	158,911
		560,853

	Food: Major Diversified (1.4%)
5,272	Campbell Soup Co.	144,242
8,502	ConAgra Foods Inc.	143,429
2,807	General Mills, Inc.	140,013
4,231	Heinz (H.J.) Co.	139,877
3,502	Kellogg Co.	128,278
6,124	Kraft Foods Inc. (Class A)	136,504
17,081	Sara Lee Corp.	138,014
		970,357
	Food: Meat/Fish/Dairy (0.6%)
7,361	Dean Foods Co.	133,087
4,547	Hormel Foods Corp.	144,185
13,971	Tyson Foods, Inc. (Class A)	131,188
		408,460
	Food: Specialty/Candy (0.6%)
4,022	Hershey Foods Co. (The)	139,764
3,732	J.M. Smucker Co. (The)	139,092
4,329	McCormick & Co., Inc. (Non-Voting)	128,009
		406,865
	Forest Products (0.2%)
5,340	Weyerhaeuser Co.	147,224

	Gas Distributors (1.3%)
86,297	Dynegy, Inc. (Class A) (a)	121,679
3,822	EQT Corp.	119,743
4,317	Nicor Inc.	143,454
13,828	NiSource, Inc.	135,514
4,090	Questar Corp.	120,369
3,269	Sempra Energy	151,159
10,012	Spectra Energy Corp.	141,570
		933,488
	Home Building (1.0%)
17,750	Centex Corp.	133,125
15,242	D.R. Horton, Inc.	147,847
12,470	KB Home	164,355
15,731	Lennar Corp. (Class A)	118,140
12,987	Pulte Homes, Inc.	141,948
		705,415
	Home Furnishings (0.4%)
10,728	Leggett & Platt, Inc.	139,357
19,609	Newell Rubbermaid, Inc.	125,105
		264,462
	Home Improvement Chains (0.8%)
4,388	Fastenal Co.	141,096
6,329	Home Depot, Inc. (The)	149,111
8,352	Lowe’s Companies, Inc.	152,424
3,168	Sherwin-Williams Co.	164,641
		607,272
	Hospital/Nursing Management (0.2%)
139,272	Tenet Healthcare Corp. (a)	161,556

	Hotels/Resorts/Cruiselines (0.8%)
6,441	Carnival Corp. (Units) (Panama) (d)	139,126
9,043	Marriott International, Inc. (Class A)	147,943
12,404	Starwood Hotels & Resorts Worldwide, Inc.	157,531
33,410	Wyndham Worldwide Corp. (a)	140,322
		584,922
	Household/Personal Care (1.2%)
7,840	Avon Products, Inc.	150,763
2,785	Clorox Co. (The)	143,372
2,357	Colgate-Palmolive Co.	139,016
5,427	Estee Lauder Companies, Inc. (The) (Class A)	133,776
2,954	Kimberly-Clark Corp.	136,209
2,766	Procter & Gamble Co. (The)	130,251
		833,387
	Industrial Conglomerates (1.5%)
3,078	3M Co.	153,038
2,389	Danaher Corp.	129,532
13,684	General Electric Co. (b)	138,345
5,082	Honeywell International, Inc.	141,585

9,545	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	131,721
3,470	ITT Corp.	133,491
22,565	Textron, Inc.	129,523
3,124	United Technologies Corp.	134,270
		1,091,505
	Industrial Machinery (0.6%)
2,328	Flowserve Corp. (a)	130,647
4,667	Illinois Tool Works Inc.	143,977
4,295	Parker Hannifin Corp.	145,944
		420,568
	Industrial Specialties (0.4%)
4,386	Ecolab Inc.	152,326
3,759	PPG Industries, Inc.	138,707
		291,033
	Information Technology Services (0.9%)
5,667	Citrix Systems, Inc. (a)	128,301
6,188	Cognizant Technology Solutions Corp. (Class A) (a)	128,649
4,015	Computer Sciences Corp. (a)	147,913
1,515	International Business Machines Corp.	146,788
7,794	Teradata Corp.	126,419
		678,070
	Insurance Brokers/Services (0.4%)
3,435	AON Corp.	140,217
6,556	Marsh & McLennan Companies, Inc.	132,759
		272,976
	Integrated Oil (1.2%)
2,098	Chevron Corp.	141,070
3,689	ConocoPhillips	144,461
1,987	Exxon Mobil Corp.	135,315
2,300	Hess Corp.	124,660
5,765	Marathon Oil Corp.	151,562
2,903	Murphy Oil Corp.	129,967
		827,035
	Internet Retail (0.4%)
1,833	Amazon.com, Inc. (a)	134,615
5,182	Gamestop Corp (Class A) (a)	145,200
		279,815
	Internet Software/Services (0.8%)
7,063	Akamai Technologies, Inc. (a)	137,022
429	Google Inc. (Class A) (a)	149,318
7,141	VeriSign, Inc. (a)	134,751
10,343	Yahoo! Inc. (a)	132,494
		553,585
	Investment Banks/Brokers (1.7%)
6,821	Ameriprise Financial, Inc.	139,762
550	CME Group Inc.	135,514
107,763	E*TRADE Group, Inc. (a)	137,937
1,317	Goldman Sachs Group, Inc. (The)	139,628
1,859	Intercontinental Exchange Inc.	138,440
6,176	Morgan Stanley (e)	140,628
6,351	Nasdaq Stock Market Inc. (a)	124,353
7,008	NYSE Euronext	125,443
10,295	Schwab (Charles) Corp. (The)	159,572
		1,241,277
	Investment Managers (1.6%)
6,402	Federated Investors, Inc. (Class B)	142,509
3,008	Franklin Resources, Inc.	162,041
11,742	Invesco Ltd.	162,744
26,145	Janus Capital Group, Inc.	173,864
10,305	Legg Mason, Inc.	163,849
5,685	Price (T.) Rowe Group, Inc.	164,069
5,115	State Street Corp.	157,440
		1,126,516
	Life/Health Insurance (1.2%)
7,707	AFLAC, Inc.	149,207
80,549	Genworth Financial Inc. (Class A)	153,043
19,536	Lincoln National Corp.	130,696
6,145	MetLife, Inc.	139,922
5,137	Torchmark Corp.	134,743
11,095	UnumProvident Corp.	138,687
		846,298

	Major Banks (2.2%)
21,001	Bank of America Corp.	143,227
5,308	Bank of New York Mellon Corp.	149,951
7,377	BB&T Corp.	124,819
7,899	Comerica, Inc.	144,631
85,770	Huntington Bancshares, Inc.	142,378
16,857	KeyCorp	132,665
5,262	PNC Financial Services Group	154,124
36,347	Regions Financial Corp.	154,838
11,840	SunTrust Banks, Inc.	139,002
10,350	U.S. Bancorp	151,213
9,084	Wells Fargo & Co.	129,356
		1,566,204
	Major Telecommunications (0.8%)
5,515	AT&T Inc.	138,978
3,930	Embarq Corp.	148,750
39,074	Sprint Nextel Corp.	139,494
4,480	Verizon Communications, Inc.	135,296
		562,518
	Managed Health Care (1.2%)
6,293	Aetna, Inc.	153,109
7,496	CIGNA Corp.	131,855
11,554	Coventry Health Care, Inc. (a)	149,509
5,267	Humana, Inc. (a)	137,363
6,266	UnitedHealth Group Inc.	131,147
3,955	WellPoint Inc. (a)	150,171
		853,154
	Media Conglomerates (1.2%)
33,491	CBS Corp. (Class B)	128,605
8,197	Disney (Walt) Co. (The)	148,858
21,035	News Corp. (Class A)	139,252
6,960	Time Warner Cable Inc. (a)	172,617
7,765	Time Warner, Inc.	149,871
7,761	Viacom Inc. (Class B) (a)	134,886
		874,089
	Medical Distributors (0.8%)
4,403	AmerisourceBergen Corp.	143,802
4,547	Cardinal Health, Inc.	143,140
3,993	McKesson Corp.	139,915
7,979	Patterson Companies, Inc. (a)	150,484
		577,341
	Medical Specialties (3.4%)
1,879	Bard (C.R.), Inc.	149,794
2,849	Baxter International, Inc.	145,926
2,245	Becton, Dickinson & Co.	150,954
17,061	Boston Scientific Corp. (a)	135,635
4,271	Covidien Ltd.	141,968
5,666	DENTSPLY International, Inc.	152,132
5,627	Hospira, Inc. (a)	173,649
1,372	Intuitive Surgical, Inc. (a)	130,834
4,839	Medtronic, Inc.	142,605
6,353	Pall Corp.	129,792
11,197	PerkinElmer, Inc.	142,986
3,538	St. Jude Medical, Inc. (a)	128,536
4,461	Stryker Corp.	151,852
3,817	Thermo Fisher Scientific, Inc. (a)	136,152
4,505	Varian Medical Systems, Inc. (a)	137,132
4,409	Waters Corp. (a)	162,913
3,918	Zimmer Holdings, Inc. (a)	143,007
		2,455,867
	Medical/Nursing Services (0.2%)
3,382	DaVita, Inc. (a)	148,639

	Miscellaneous Commercial Services (0.4%)
5,553	Cintas Corp.	137,270
6,650	Iron Mountain Inc. (a)	147,430
		284,700
	Miscellaneous Manufacturing (0.2%)
5,615	Dover Corp.	148,124

	Motor Vehicles (0.5%)
52,838	Ford Motor Co. (a)	138,964
45,945	General Motors Corp.	89,133
10,189	Harley-Davidson, Inc.	136,431
		364,528
	Multi-Line Insurance (0.4%)
108,775	American International Group, Inc.	108,775
19,008	Hartford Financial Services Group, Inc. (The) (f)	149,213
		257,988
	Office Equipment/Supplies (0.4%)
5,983	Avery Dennison Corp.	133,660
6,041	Pitney Bowes, Inc.	141,057
		274,717
	Oil & Gas Pipelines (0.4%)
21,121	El Paso Corp.	132,006
11,205	Williams Companies, Inc. (The)	127,513
		259,519
	Oil & Gas Production (2.2%)
3,449	Anadarko Petroleum Corp.	134,132
2,093	Apache Corp.	134,140
5,071	Cabot Oil & Gas Corp.	119,523
7,925	Chesapeake Energy Corp.	135,200
2,965	Devon Energy Corp.	132,506
2,307	EOG Resources, Inc.	126,331
2,688	Noble Energy, Inc.	144,829
2,449	Occidental Petroleum Corp.	136,287
7,635	Pioneer Natural Resources Co. (a)	125,748
3,081	Range Resources Corp.	126,814
4,125	Southwestern Energy Co. (a)	122,471
3,889	XTO Energy Inc.	119,081
		1,557,062
	Oil Refining/Marketing (0.5%)
4,748	Sunoco, Inc.	125,727
9,163	Tesoro Corp.	123,426
7,297	Valero Energy Corp.	130,616
		379,769
	Oilfield Services/Equipment (1.3%)
4,084	Baker Hughes Inc.	116,598
13,843	BJ Services Co.	137,738
6,311	Cameron International Corp. (a)	138,400
7,553	Halliburton Co.	116,845
4,635	National-Oilwell Varco, Inc. (a)	133,071
3,388	Schlumberger Ltd. (Netherlands Antilles)	137,621
5,592	Smith International, Inc.	120,116
		900,389
	Other Consumer Services (0.8%)
1,921	Apollo Group, Inc. (Class A) (a)	150,472
6,989	Block (H&R), Inc.	127,130
10,787	eBay Inc. (a)	135,485
17,942	Expedia, Inc. (a)	162,913
		576,000
	Other Consumer Specialties (0.2%)
5,636	Fortune Brands, Inc.	138,364

	Other Metals/Minerals (0.2%)
24,058	Titanium Metals Corp.	131,597

	Packaged Software (2.4%)
6,866	Adobe Systems, Inc. (a)	146,864
9,511	Autodesk, Inc. (a)	159,880
4,548	BMC Software, Inc. (a)	150,084
8,458	CA Inc.	148,945
23,224	Compuware Corp. (a)	153,046
5,065	Intuit Inc. (a)	136,755
4,403	McAfee Inc. (a)	147,500
8,038	Microsoft Corp. (b)	147,658
31,738	Novell, Inc. (a)	135,204
8,251	Oracle Corp. (a)	149,096
3,679	Salesforce.com Inc. (a)	120,414

9,137	Symantec Corp. (a)	136,507
		1,731,953
	Personnel Services (0.4%)
17,268	Monster Worldwide Inc. (a)	140,734
7,738	Robert Half International, Inc.	137,969
		278,703
	Pharmaceuticals: Generic Drugs (0.4%)
9,928	Mylan Laboratories, Inc.	133,134
4,630	Watson Pharmaceuticals, Inc. (a)	144,039
		277,173
	Pharmaceuticals: Major (1.5%)
2,902	Abbott Laboratories	138,425
6,668	Bristol-Myers Squibb Co.	146,163
2,526	Johnson & Johnson	132,868
4,009	Lilly (Eli) & Co.	133,941
4,792	Merck & Co., Inc.	128,186
10,282	Pfizer, Inc.	140,041
5,976	Schering-Plough Corp.	140,735
3,341	Wyeth	143,797
		1,104,156
	Pharmaceuticals: Other (0.6%)
3,246	Allergan, Inc.	155,029
6,626	Forest Laboratories, Inc. (a)	145,507
18,579	King Pharmaceuticals, Inc. (a)	131,354
		431,890
	Precious Metals (0.4%)
3,608	Freeport-McMoRan Copper & Gold, Inc.	137,501
2,843	Newmont Mining Corp.	127,253
		264,754
	Property - Casualty Insurers (1.4%)
6,827	Allstate Corp. (The)	130,737
3,449	Chubb Corp. (The)	145,962
6,679	Cincinnati Financial Corp.	152,749
5,618	Loews Corp.	124,158
10,838	Progressive Corp. (The)	145,663
3,256	St. Paul Travelers Companies, Inc. (The)	132,324
31,041	XL Capital Ltd. (Class A) (Cayman Islands)	169,484
		1,001,077
	Publishing: Books/Magazines (0.2%)
9,278	Meredith Corp.	154,386

	Publishing: Newspapers (0.6%)
65,731	Gannett Co., Inc.	144,608
30,301	New York Times Co. (The) (Class A)	136,961
402	Washington Post Co. (The) (Class B)	143,554
		425,123
	Pulp & Paper (0.4%)
20,595	International Paper Co.	144,989
12,504	MeadWestvaco Corp.	149,923
		294,912
	Railroads (0.8%)
2,550	Burlington Northern Santa Fe Corp.	153,382
5,265	CSX Corp.	136,100
4,178	Norfolk Southern Corp.	141,007
3,292	Union Pacific Corp.	135,334
		565,823
	Real Estate Development (0.3%)
57,008	CB Richard Ellis Group, Inc. (Class A) (a)	229,742

	Real Estate Investment Trusts (2.8%)
27,207	Apartment Investment & Management Co. (Class A)	149,094
3,098	AvalonBay Communities, Inc.	145,792
3,525	Boston Properties, Inc.	123,481
7,182	Equity Residential	131,790
8,056	HCP, Inc.	143,800
4,572	Health Care REIT, Inc.	139,857
35,792	Host Hotels & Resorts Inc.	140,305
17,950	Kimco Realty Corp.	136,779
4,754	Plum Creek Timber Co., Inc.	138,199
24,252	ProLogis	157,638

2,658	Public Storage, Inc.	146,854
4,393	Simon Property Group, Inc.	152,174
6,344	Ventas, Inc.	143,438
4,265	Vornado Realty Trust	141,769
		1,990,970
	Recreational Products (0.6%)
7,746	Electronic Arts Inc. (a)	140,900
6,052	Hasbro, Inc.	151,724
12,834	Mattel, Inc.	147,976
		440,600
	Regional Banks (1.3%)
67,337	Fifth Third Bancorp	196,624
12,715	First Horizon National Corp.	136,559
3,281	M&T Bank Corp.	148,432
28,883	Marshall & Ilsley Corp.	162,611
2,426	Northern Trust Corp.	145,123
13,039	Zions Bancorporation	128,173
		917,522
	Restaurants (0.7%)
3,804	Darden Restaurants, Inc.	130,325
2,524	McDonald’s Corp.	137,735
11,364	Starbucks Corp. (a)	126,254
4,825	Yum! Brands, Inc.	132,591
		526,905
	Savings Banks (0.4%)
11,424	Hudson City Bancorp, Inc.	133,547
7,504	People’s United Financial Inc.	134,847
		268,394
	Semiconductors (2.6%)
50,966	Advanced Micro Devices, Inc. (a)	155,446
8,270	Altera Corp.	145,138
7,185	Analog Devices, Inc.	138,455
7,331	Broadcom Corp. (Class A) (a)	146,473
8,857	Intel Corp.	133,298
5,685	Linear Technology Corp.	130,641
46,577	LSI Logic Corp. (a)	141,594
7,020	Microchip Technology Inc.	148,754
40,891	Micron Technology, Inc. (a)	166,017
12,309	National Semiconductor Corp.	126,413
13,685	NVIDIA Corp. (a)	134,934
8,954	Texas Instruments Inc.	147,831
6,664	Xilinx, Inc.	127,682
		1,842,676
	Services to the Health Industry (1.1%)
2,698	Express Scripts, Inc. (a)	124,567
11,008	IMS Health Inc.	137,270
2,432	Laboratory Corp. of America Holdings (a)	142,248
3,280	Medco Health Solutions Inc. (a)	135,595
3,022	Quest Diagnostics Inc.	143,485
2,887	Stericycle, Inc. (a)	137,796
		820,961
	Specialty Insurance (0.4%)
6,610	Assurant, Inc.	143,966
34,904	MBIA Inc.	159,860
		303,826
	Specialty Stores (1.4%)
12,003	AutoNation, Inc. (a)	166,602
808	AutoZone, Inc. (a)	131,397
5,768	Bed Bath & Beyond Inc. (a)	142,758
97,559	Office Depot, Inc. (a)	127,802
3,535	O’Reilly Automotive, Inc. (a)	123,760
8,290	Staples, Inc.	150,132
6,980	Tiffany & Co.	150,489
		992,940
	Specialty Telecommunications (1.0%)
4,594	American Tower Corp. (Class A) (a)	139,795
5,287	CenturyTel, Inc.	148,670
19,519	Frontier Communications Corp.	140,146
36,156	Qwest Communications International, Inc. (a)	123,654
16,069	Windstream Corp.	129,516
		681,781

	Steel (0.8%)
18,715	AK Steel Holding Corp. (a)	133,251
6,356	Allegheny Technologies, Inc.	139,387
3,413	Nucor Corp.	130,274
7,198	United States Steel Corp.	152,094
		555,006
	Telecommunication Equipment (1.2%)
19,053	Ciena Corp. (a)	148,232
10,231	Corning Inc.	135,765
4,141	Harris Corp.	119,841
35,027	Motorola, Inc.	148,164
3,463	QUALCOMM, Inc.	134,745
34,648	Tellabs, Inc. (a)	158,688
		845,435
	Tobacco (0.7%)
7,617	Altria Group, Inc.	122,024
2,279	Lorillard Inc.	140,705
3,671	Philip Morris International	130,614
3,756	Reynolds American, Inc.	134,615
		527,958
	Tools/Hardware (0.6%)
4,985	Black & Decker Corp.	157,327
5,048	Snap-On, Inc.	126,705
5,068	Stanley Works (The)	147,580
		431,612
	Trucks/Construction/Farm Machinery (0.9%)
5,133	Caterpillar Inc.	143,519
5,879	Cummins Inc.	149,621
4,117	Deere & Co.	135,326
35,975	Manitowoc Co., Inc.	117,638
5,079	PACCAR, Inc.	130,835
		676,939
	Wholesale Distributors (0.4%)
4,545	Genuine Parts Co.	135,714
1,918	Grainger (W.W.), Inc.	134,605
		270,319
	TOTAL COMMON STOCKS
	(Cost $75,400,525)	70,439,540

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (1.1%)
	Investment Company (g)
761	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $761,409)		761,409

	TOTAL INVESTMENTS (Cost $76,161,934) (h) (i)	99.9%	71,200,949
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	66,484
	NET ASSETS	100.0%	$71,267,433

(a)	Non-income producing security.
(b)	A portion of this security has been physically segregated in connection with open futures contracts.
(c)

A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(d)	Consist of one or more class of securities traded as a unit: stocks with attached paired trust shares.
(e)

For the nine month ended March 31, 2009, the cost of purchases and the proceeds sales of Morgan Stanley common stock, an affiliate of the Portfolio, was $0 and $79,100, respectively, including net realized losses of $43,914.

(f)

For the nine month ended March 31, 2009, the cost of purchases and the proceeds sales of Hartford Financial Service Group common stock, an affiliate of the Portfolio, was $75,460 and $0, respectively, including net realized gain of $0.

(g)	The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class,

an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(h)	Securities have been designated as collateral in connection with open futures contracts.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at March 31, 2009

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION

28	Long	S&P 500 Mini Index
		June 2009	$1,112,720	$58,052

Morgan Stanley Select Dimensions - Equally-Weighted S&P 500 Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

 The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$71,200,949	$71,200,949	—	—
Other Financial Instruments*	58,052	58,052	—	—
Total	$71,259,001	$71,259,001	—	—

* Other financial instruments include futures contracts.

The Portfolio held one level 3 security with a value of $0 for the entire period.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Capital Growth Portfolio

Portfolio of Investments  March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (96.8%)
	Air Freight/Couriers (4.6%)
8,998	C.H. Robinson Worldwide, Inc.	$410,399
20,248	Expeditors International of Washington, Inc.	572,816
		983,215
	Biotechnology (3.6%)
4,067	Gen-Probe Inc. (a)	185,374
15,468	Illumina, Inc. (a)	576,028
		761,402
	Casino/Gaming (1.4%)
14,746	Wynn Resorts, Ltd. (a)	294,478

	Chemicals: Agricultural (8.3%)
21,242	Monsanto Co.	1,765,210

	Computer Communications (2.6%)
32,635	Cisco Systems, Inc. (a)	547,289

	Computer Peripherals (0.0%)
20,100	Seagate Technology Inc. (Escrow) (a) (b)	0

	Computer Processing Hardware (5.8%)
11,759	Apple Inc. (a)	1,236,106

	Construction Materials (2.7%)
28,802	Cemex SAB de C.V. (ADR) (Mexico) (a)	180,015
4,885	Martin Marietta Materials, Inc.	387,380
		567,395
	Electronic Components (0.9%)
1,415	First Solar, Inc. (a)	187,771

	Finance/Rental/Leasing (7.1%)
4,237	Mastercard Inc. (Class A)	709,613
45,033	Redecard SA (Brazil)	545,696
4,573	VISA Inc. (Class A)	254,259
		1,509,568
	Financial Conglomerates (6.8%)
16,535	American Express Co.	225,372
53,830	Brookfield Asset Management Inc. (Class A) (Canada)	741,777
32,046	Leucadia National Corp. (a)	477,165
		1,444,314
	Financial Publishing/Services (0.5%)
4,336	McGraw-Hill Companies, Inc. (The)	99,164

	Information Technology Services (0.7%)
6,387	VMware Inc (Class A) (a)	150,861

	Internet Retail (8.1%)
23,462	Amazon.com, Inc. (a)	1,723,049

	Internet Software/Services (11.1%)
1,934	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	341,544
4,139	Google Inc. (Class A) (a)	1,440,620
66,000	Tencent Holdings Ltd. (Cayman Islands) (b)	490,390
8,138	Yahoo! Inc. (a)	104,248
		2,376,802
	Investment Banks/Brokers (3.7%)
104,461	BM&F BOVESPA SA (Brazil) (a)	317,470
1,890	CME Group Inc.	465,677
		783,147
	Medical Specialties (0.7%)
1,650	Intuitive Surgical, Inc. (a)	157,344

	Miscellaneous Commercial Services (0.6%)
8,853	Corporate Executive Board Co. (The)	128,368

	Oil & Gas Production (7.5%)
21,546	Southwestern Energy Co. (a)	639,701
26,782	Ultra Petroleum Corp. (Canada)	961,206
		1,600,907
	Other Consumer Services (1.4%)
24,570	eBay Inc. (a)	308,599

	Personnel Services (0.4%)
11,006	Monster Worldwide Inc. (a)	89,699

	Pharmaceuticals: Other (1.6%)
7,256	Allergan, Inc.	346,547

	Property - Casualty Insurers (4.0%)
215	Berkshire Hathaway Inc. (Class B) (a)	606,300
11,626	Loews Corp.	256,935
		863,235
	Restaurants (2.3%)
43,601	Starbucks Corp. (a)	484,407

	Telecommunication Equipment (4.5%)
13,556	QUALCOMM, Inc.	527,464
10,175	Research In Motion Ltd. (Canada) (a)	438,237
		965,701
	Wholesale Distributors (2.7%)
248,000	Li & Fung Ltd. (Bermuda) (b) (c)	582,528

	Wireless Telecommunications (3.2%)
14,533	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	393,554
6,899	China Mobile Ltd. (ADR) (Hong Kong)	300,244
		693,798
	TOTAL COMMON STOCKS (Cost $28,647,083)	20,650,904

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (3.3%)
	Investment Company (d)
708	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $708,275)		708,275

	TOTAL INVESTMENTS (Cost $29,355,358) (e)	100.1%	21,359,179
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(13,151)
	NET ASSETS	100.0%	$21,346,028

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with a total market value of $1,072,918 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)	Security trades on a Hong Kong exchange.
(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Capital Growth Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$21,359,179	$20,286,261	$1,072,918	$0

The Portfolio held one level 3 security with a value of $0 for the entire period.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trusteess or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Portfolio of Investments  March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.6%)
	Air Freight/Couriers (6.5%)
36,367	C.H. Robinson Worldwide, Inc.	$1,658,699
87,077	Expeditors International of Washington, Inc.	2,463,408
		4,122,107
	Biotechnology (3.0%)
50,539	Illumina, Inc. (a)	1,882,072

	Casino/Gaming (1.8%)
56,564	Wynn Resorts, Ltd. (a)	1,129,583

	Chemicals: Agricultural (9.6%)
73,560	Monsanto Co.	6,112,836

	Computer Communications (2.6%)
98,098	Cisco Systems, Inc. (a)	1,645,104

	Computer Processing Hardware (7.2%)
43,562	Apple Inc. (a)	4,579,238

	Construction Materials (0.8%)
79,252	Cemex SAB de C.V. (ADR) (Mexico) (a)	495,325

	Finance/Rental/Leasing (5.5%)
21,001	Mastercard Inc. (Class A)	3,517,248

	Financial Conglomerates (7.4%)
204,544	Brookfield Asset Management Inc. (Class A) (Canada)	2,818,616
128,523	Leucadia National Corp. (a)	1,913,708
		4,732,324
	Internet Retail (9.9%)
85,511	Amazon.com, Inc. (a)	6,279,928

	Internet Software/Services (15.3%)
9,984	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	1,763,174
15,940	Google Inc. (Class A) (a)	5,548,076
326,000	Tencent Holdings Ltd. (Cayman Islands) (b)	2,422,230
		9,733,480
	Investment Banks/Brokers (6.5%)
632,074	BM&F BOVESPA SA (Brazil) (a)	1,920,949
9,008	CME Group Inc.	2,219,481
		4,140,430
	Miscellaneous Commercial Services (0.8%)
34,404	Corporate Executive Board Co. (The)	498,858

	Oil & Gas Production (8.4%)
148,072	Ultra Petroleum Corp. (Canada) (a)	5,314,304

	Property - Casualty Insurers (3.1%)
689	Berkshire Hathaway Inc. (Class B) (a)	1,942,980

	Telecommunication Equipment (3.0%)
43,826	Research In Motion Ltd. (Canada) (a)	1,887,586

	Wholesale Distributors (3.2%)
874,000	Li & Fung Ltd. (Bermuda) (b) (c)	2,052,941

	Wireless Telecommunications (3.0%)
71,551	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	1,937,601

	TOTAL COMMON STOCKS (Cost $88,034,385)	62,003,945

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (2.5%)
	Investment Company (d)
1,570	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,570,051)		1,570,051

	TOTAL INVESTMENTS (Cost $89,604,436) (e)	100.1%	63,573,996
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(40,057)
	NET ASSETS	100.0%	$63,533,939

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with a total market value of $4,475,171 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)	Security trades on a Hong Kong exchange.
(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$63,573,996	$59,098,825	$4,475,171	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Capital Opportunities Portfolio

Portfolio of Investments  March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.2%)
	Air Freight/Couriers (3.1%)
16,798	Expeditors International of Washington, Inc.	$475,215

	Biotechnology (8.3%)
19,198	Illumina, Inc. (a)	714,934
10,538	Techne Corp. (a)	576,534
		1,291,468
	Casino/Gaming (1.4%)
11,013	Wynn Resorts, Ltd. (a)	219,930

	Chemicals: Agricultural (7.4%)
13,918	Monsanto Co.	1,156,586

	Computer Processing Hardware (5.5%)
8,078	Apple Inc. (a)	849,159

	Construction Materials (0.8%)
20,114	Cemex SAB de C.V. (ADR) (Mexico) (a)	125,713

	Electric Utilities (1.8%)
21,650	Brookfield Infrastructure LP	286,213

	Finance/Rental/Leasing (7.9%)
4,830	Mastercard Inc. (Class A)	808,928
34,660	Redecard SA (Brazil)	419,999
		1,228,927
	Financial Conglomerates (5.8%)
40,318	Brookfield Asset Management Inc. (Class A) (Canada)	555,582
23,150	Leucadia National Corp. (a)	344,704
		900,286
	Financial Publishing/Services (2.0%)
8,987	Morningstar, Inc. (a)	306,906

	Home Building (0.5%)
7,785	Gafisa S.A. (ADR) (Brazil)	77,772

	Internet Retail (10.0%)
16,136	Amazon.com, Inc. (a)	1,185,028
13,386	Ctrip.com International Ltd. (ADR) (Cayman Islands)	366,776
		1,551,804
	Internet Software/Services (13.9%)
2,339	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	413,067
3,159	Google Inc. (Class A) (a)	1,099,522
86,400	Tencent Holdings Ltd. (Cayman Islands) (b)	641,965
		2,154,554
	Investment Banks/Brokers (9.7%)
77,884	BM&F BOVESPA SA (Brazil) (a)	236,699
1,425	CME Group Inc.	351,106
12,438	Greenhill & Co., Inc.	918,546
		1,506,351
	Miscellaneous Commercial Services (3.8%)
8,938	Corporate Executive Board Co. (The)	129,601
15,216	Costar Group, Inc. (a)	460,284
		589,885
	Oil & Gas Production (9.3%)
23,543	Southwestern Energy Co. (a)	698,992
20,599	Ultra Petroleum Corp. (Canada) (a)	739,298
		1,438,290
	Telecommunication Equipment (2.0%)
7,265	Research In Motion Ltd. (Canada) (a)	312,904

	Wholesale Distributors (3.1%)
204,974	Li & Fung Ltd. (Bermuda) (b) (c)	481,464

	Wireless Telecommunications (1.9%)
10,815	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	292,870

	TOTAL COMMON STOCKS
	(Cost $19,705,722)	15,246,297

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (1.1%)
	Investment Company (d)
180	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $179,797)		179,797

	TOTAL INVESTMENTS (Cost $19,885,519) (e)	99.3%	15,426,094
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	103,682
	NET ASSETS	100.0%	$15,529,776

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with a total market value of $1,123,429 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)	Security trades on a Hong Kong exchange.
(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Capital Opportunities Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$15,426,094	$14,302,665	$1,123,429	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Global Equity Portfolio
Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.7%)
	Australia (b) (2.6%)
	Data Processing Services
88,271	Computershare Ltd.	$539,660

	Bermuda (6.1%)
	Apparel/Footwear Retail
57,400	Esprit Holdings Ltd. (b) (c)	296,314

	Multi-Line Insurance
20,115	Axis Capital Holdings Ltd.	453,392

	Wholesale Distributors
214,800	Li & Fung Ltd. (b) (c)	504,545

	Total Bermuda	1,254,251

	China (b) (1.3%)
	Coal
114,500	China Shenhua Energy Company Ltd. (H Shares)	263,875

	Finland (b) (1.3%)
	Electronic Components
11,152	Vacon Oyj	266,790

	France (b) (5.7%)
	Food: Major Diversified
6,392	Groupe Danone	312,014

	Miscellaneous Commercial Services
7,682	Sodexo	349,778

	Pharmaceuticals: Other
13,280	Ipsen S.A.	510,538

	Total France	1,172,330

	Germany (b) (8.8%)
	Apparel/Footwear
11,812	Adidas AG	393,977

	Internet Software/Services
43,800	United Internet AG	365,706

	Medical/Nursing Services
15,272	Fresenius Medical Care AG & Co. KGaA	593,823

	Miscellaneous Commercial Services
67,098	Wirecard AG (a)	446,440

	Total Germany	1,799,946

	Ireland (1.0%)
	Pharmaceuticals: Other
12,900	Icon PLC (Sponsored ADR) (a)	208,335

	Israel (4.8%)
	Food: Specialty/Candy
33,501	Strauss Group Ltd. (b)	262,088

	Pharmaceuticals: Other
16,200	Teva Pharmaceutical Industries Ltd. (ADR)	729,810

	Total Israel	991,898

	Japan (b) (5.0%)
	Home Building
18,500	Daito Trust Construction Co., Ltd.	620,142

	Pharmaceuticals: Other
108	EPS Co., Ltd.	410,832

	Total Japan	1,030,974

	Mexico (2.0%)
	Beverages: Non-Alcoholic
16,600	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units) (d)	418,486

	South Africa (b) (1.9%)
	Pharmaceuticals: Generic Drugs
82,697	Aspen Pharmacare Holdings Ltd. (a)	398,310

	South Korea (b) (2.3%)
	Internet Software/Services
4,218	NHN Corp. (a)	463,551

	Spain (b) (4.3%)
	Major Banks
39,560	Banco Santander S.A.	272,002

	Major Telecommunications
30,205	Telefonica S.A.	603,256

	Total Spain	875,258

	Switzerland (b) (2.5%)
	Biotechnology
5,121	Lonza Group AG (Registered Shares)	506,274

	United Kingdom (b) (10.9%)
	Beverages: Alcoholic
34,774	SABMiller PLC	518,503

	Investment Managers
66,269	Man Group PLC	208,013

	Major Banks
29,176	Standard Chartered PLC	361,911

	Miscellaneous Commercial Services
60,857	Intertek Group PLC	773,048

	Pharmaceuticals: Other
31,172	Shire PLC	380,252

	Total United Kingdom	2,241,727

	United States (38.3%)
	Beverages: Non-Alcoholic
10,600	PepsiCo, Inc.	545,688

	Biotechnology
10,930	Gilead Sciences, Inc. (a)	506,278

	Chemicals: Agricultural
2,500	Monsanto Co.	207,750

	Computer Processing Hardware
5,791	Apple Inc. (a)	608,750

	Electronic Components
18,400	Amphenol Corporation (Class A)	524,216
1,700	First Solar, Inc. (a)	225,590
		749,806
	Environmental Services
42,900	EnergySolutions Inc.	371,085

	Financial Conglomerates
12,600	Prudential Financial, Inc.	239,652

	Food: Meat/Fish/Dairy
58,000	Smart Balance Inc. (a)	350,320

	Life/Health Insurance
19,200	Aflac, Inc.	371,712

	Media Conglomerates
42,200	News Corp. (Class A)	279,364

	Medical Specialties
6,650	Bard (C.R.), Inc.	530,138

21,100	Qiagen N.V. (Netherlands) (a)		336,756
14,710	Thermo Fisher Scientific, Inc. (a)		524,706
12,800	West Pharmaceutical Services, Inc.		419,968
			1,811,568
	Miscellaneous Commercial Services
11,700	FTI Consulting Inc. (a)		578,916

	Specialty Stores
18,200	Staples, Inc.		329,602

	Wireless Telecommunications
30,500	MetroPCS Communications, Inc. (a)		520,940
26,400	NII Holdings Inc. (a)		396,000
			916,940

	Total United States		7,867,431

	TOTAL INVESTMENTS (Cost $26,823,043) (e)	98.8%	20,299,096
	OTHER ASSETS IN EXCESS OF LIABILITIES	1.2	256,315
	NET ASSETS	100.0%	$20,555,411

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with a total market value of $10,621,642 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)	Security trades on a Hong Kong exchange.
(d)	Consist of one or more class of securities traded as a unit: stocks with attached warrants.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contract Open at March 31, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

GBP	9,585		$13,703	04/01/2009	$(49)
JPY	1,066,862		$10,828	04/01/2009	50
ZAR	182,886		$19,333	04/01/2009	25
HKD	239,817		$30,943	04/02/2009	1
ILS	34,640		$8,196	04/02/2009	(14)
ZAR	34,068		$3,626	04/02/2009	29
AUD	23,442		$16,267	04/03/2009	(33)
EUR	8,381		$11,132	04/03/2009	(3)
JPY	3,105,780		$31,334	04/03/2009	(43)
ZAR	113,691		$11,939	04/07/2009	(63)

		Net Unrealized Depreciation			$(100)

Currency Abbreviations:
AUD	Australian Dollar
EUR	Euro.
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
ZAR	South African Rand

Morgan Stanley Select Dimensions - Global Equity Portfolio

Summary of Investments  March 31, 2009 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Pharmaceuticals: Other	$2,239,767	11.0%
Miscellaneous Commercial Services	2,148,182	10.6
Medical Specialties	1,811,568	8.9
Biotechnology	1,012,552	5.0
Electronic Components	1,016,596	5.0
Beverages: Non-Alcoholic	964,174	4.8
Wireless Telecommunications	916,940	4.5
Internet Software/Services	829,257	4.1
Major Banks	633,913	3.1
Home Building	620,142	3.1
Computer Processing Hardware	608,750	3.0
Major Telecommunications	603,256	3.0
Medical/Nursing Services	593,823	2.9
Data Processing Services	539,660	2.7
Beverages: Alcoholic	518,503	2.6
Wholesale Distributors	504,545	2.5
Multi-Line Insurance	453,392	2.2
Pharmaceuticals: Generic Drugs	398,310	2.0
Apparel/Footwear	393,977	1.9
Environmental Services	371,085	1.8
Life/Health Insurance	371,712	1.8
Food: Meat/Fish/Dairy	350,320	1.7
Specialty Stores	329,602	1.6
Food: Major Diversified	312,014	1.5
Apparel/Footwear Retail	296,314	1.5
Media Conglomerates	279,364	1.4
Coal	263,875	1.3
Food: Specialty/Candy	262,088	1.3
Financial Conglomerates	239,652	1.2
Investment Managers	208,013	1.0
Chemicals: Agricultural	207,750	1.0

	$20,299,096	100.0%

* Does not include open forward foreign currency contracts with net urealized depreciation of $100.

Morgan Stanley Select Dimensions - Global Equity Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$20,299,096	$9,677,454	$10,621,642	—
Other Financial Instruments*	(100)	—	(100)	—
Total	$20,298,996	$9,677,454	$10,621,542	—

* Other financial instruments include forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$59,855
Net purchases (sales)	(60,367)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	(59,855)
Realized gains (losses)	60,367
Ending Balance	$0

Net change in unrealized appreciation/ depreciation from investments still held as of March 31, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments  March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (92.9%)
	Air Freight/Couriers (5.1%)
9,746	C.H. Robinson Worldwide, Inc.	$444,515
20,219	Expeditors International of Washington, Inc.	571,996
		1,016,511
	Alternative Power Generation (1.1%)
16,415	Covanta Holding Corp. (a)	214,872

	Apparel/Footwear Retail (1.7%)
10,049	Abercrombie & Fitch Co. (Class A)	239,166
10,637	Luluemon Athletica Inc. (Canada) (a)	92,116
		331,282
	Biotechnology (9.3%)
8,907	Gen-Probe Inc. (a)	405,981
24,352	Illumina, Inc. (a)	906,868
9,793	Techne Corp.	535,775
		1,848,624
	Broadcasting (1.7%)
10,281	Discovery Communications Inc. (Class A) (a)	164,702
12,281	Discovery Communications Inc. (Class C) (a)	179,917
		344,619
	Casino/Gaming (1.3%)
13,222	Wynn Resorts, Ltd. (a)	264,043

	Chemicals: Major Diversified (1.6%)
23,932	Nalco Holding Co. (a)	312,791

	Chemicals: Specialty (0.3%)
8,179	Rockwood Holdings Inc. (a)	64,941

	Construction Materials (3.5%)
7,360	Martin Marietta Materials, Inc.	583,648
4,607	Texas Industries, Inc.	115,175
		698,823
	Engineering & Construction (1.3%)
10,019	Aecom Technology Corp. (a)	261,296

	Finance/Rental/Leasing (2.6%)
41,741	Redecard SA (Brazil)	505,804

	Financial Conglomerates (3.7%)
23,148	Brookfield Asset Management Inc. (Class A) (Canada)	318,979
28,012	Leucadia National Corp. (a)	417,099
		736,078
	Financial Publishing/Services (2.3%)
3,942	Moody’s Corp.	90,351
10,700	Morningstar, Inc. (a)	365,405
		455,756
	Gas Distributors (1.0%)
6,778	Questar Corp.	199,477

	Home Building (1.8%)
13,557	Gafisa S.A. (ADR) (Brazil)	135,434
497	NVR, Inc. (a)	212,592
		348,026
	Home Furnishings (0.6%)
3,865	Mohawk Industries, Inc. (a)	115,448

	Information Technology Services (1.8%)
21,455	Teradata Corp. (a)	348,000

	Internet Retail (2.3%)
16,975	Ctrip.com International Ltd. (ADR) (Cayman Islands)	465,115

	Internet Software/Services (8.8%)
2,932	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	517,791
3,790	Equinix Inc. (a)	212,809
108,200	Tencent Holdings Ltd. (Cayman Islands) (b)	803,943
16,577	Yahoo! Inc. (a)	212,351
		1,746,894
	Investment Banks/Brokers (3.0%)
3,303	Greenhill & Co., Inc.	243,927
4,683	IntercontinentalExchange Inc. (a)	348,743
		592,670
	Investment Managers (0.4%)
17,614	Calamos Asset Management Inc. (Class A)	84,723

	Investment Trusts/Mutual Funds (1.1%)
36,161	Groupe Aeroplan, Inc.	224,859

	Medical Specialties (1.9%)
1,508	Intuitive Surgical, Inc. (a)	143,803
12,866	Mindray Medical International Ltd. (ADR) (Cayman Islands)	238,150
		381,953
	Miscellaneous Commercial Services (2.9%)
10,419	Corporate Executive Board Co. (The)	151,075
10,365	IHS Inc. (Class A) (a)	426,831
		577,906
	Oil & Gas Production (10.4%)
6,462	Petrohawk Energy Corp. (a)	124,264
5,142	Range Resources Corp.	211,645
28,511	Southwestern Energy Co. (a)	846,492
24,677	Ultra Petroleum Corp. (Canada) (a)	885,658
		2,068,059
	Other Consumer Services (6.8%)
261,000	Alibaba.com Ltd. (Cayman Islands) (a) (b)	239,818
6,668	New Oriental Education & Technology Group, Inc. (ADR) (Cayman Islands) (a)	335,067
6,285	Priceline.com Inc. (a)	495,132
1,564	Strayer Education, Inc.	281,317
		1,351,334
	Other Metals/Minerals (0.7%)
7,136	Intrepid Potash, Inc. (a)	131,659

	Other Transportation (0.9%)
10,045	Grupo Aeroportuario del Pacifico SAB de CV (ADR) (Mexico)	183,321

	Packaged Software (3.4%)
12,100	Autodesk, Inc. (a)	203,401
14,695	Salesforce.com Inc. (a)	480,967
		684,368
	Personnel Services (0.6%)
14,713	Monster Worldwide Inc. (a)	119,911

	Pharmaceuticals: Other (1.4%)
5,927	Allergan, Inc.	283,074

	Property - Casualty Insurers (1.0%)
762	Alleghany Corp. (a)	206,356

	Restaurants (2.2%)
38,784	Starbucks Corp. (a)	430,890

	Wholesale Distributors (3.1%)
264,185	Li & Fung Ltd. (Bermuda) (b) (d)	620,545

	Wireless Telecommunications (1.3%)
2,394	Millicom International Cellular S.A. (Luxembourg) (a)	88,674
10,831	NII Holdings Inc. (a)	162,465
		251,139
	TOTAL COMMON STOCKS (Cost $30,522,464)	18,471,167

CONVERTIBLE PREFERRED STOCKS (0.9%)
Biotechnology
14,664	Ironwood Pharmaceuticals - 144A (b) (c) (Cost $175,968)	175,968

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (0.3%)
	Investment Company (e)
66	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $66,478)		66,478

	TOTAL INVESTMENTS (Cost $30,764,910) (f)	94.1%	18,713,613
	OTHER ASSETS IN EXCESS OF LIABILITIES	5.9	1,163,136
	NET ASSETS	100.0%	$19,876,749

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with a total market value of $1,840,274 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)	Resale is restricted to qualified institutional investors.
(d)	Security trades on a Hong Kong exchange.
(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$18,713,613	$16,873,339	$1,664,306	$175,968

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$175,968
Net purchases (sales)	—
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$175,968

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2009	$0

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2009